UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1400

Fidelity Contrafund
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2009

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

New Insights

Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year, investors saw a turnaround in the global capital markets, as riskier assets - namely stocks and higher-yielding bonds - staged a comeback after a very difficult 2008 and early 2009. Credit conditions improved and economic growth resumed, setting the stage for a broad-based rebound in asset prices. But risks to a sustained recovery remained, including high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	21.69%	3.73%	8.48%
Class T (incl. 3.50% sales charge)	24.30%	3.97%	8.63%
Class B (incl. contingent deferred sales charge)B	23.03%	3.77%	8.60%
Class C (incl. contingent deferred sales charge)C	27.10%	4.18%	8.67%

A From July 31, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charge included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

$10,000 Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor New Insights Fund - Class A on July 31, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The U.S. stock market experienced one of its most abrupt turnarounds ever in 2009. Equities sustained significant declines in the first quarter, as fallout from the global financial crisis continued. Companies initially hurt by the collapse of the housing market, fading consumer confidence, weak corporate earnings and evaporating credit began to show improvement in March after both sharp cost-cutting and unprecedented government intervention began to take hold. As profits improved, investors' appetite for equities returned, despite weak consumer spending and rising unemployment rates. From March 9 through the end of the year, a roughly 65% rise in the Standard & Poor's 500SM Index wiped out the period's earlier losses and netted a gain of 26.46% by December 31, 2009 - the best calendar-year advance for the index since 2003. Within the S&P 500®, nine of the 10 major market segments registered double-digit increases during the period, led by the economically sensitive information technology, materials and consumer discretionary sectors. The technology-heavy Nasdaq Composite® Index rose 45.32% in 2009, the best return among all major U.S. equity indexes. Also during the period, the Dow Jones U.S. Total Stock Market IndexSM - the broadest gauge of U.S. stocks - climbed 28.57%, while the Dow Jones Industrial AverageSM rose 22.68%.

Comments from William Danoff, Portfolio Manager of Fidelity® Advisor New Insights Fund: It was a relatively good year for the fund, whose Class A, Class T, Class B and Class C shares rose 29.12%, 28.81%, 28.03%, 28.10%, respectively (excluding sales charges), solidly beating the S&P 500. Relative performance was driven by good stock selection and an overweighting in technology. During the period, I increased the fund's stake in Internet search leader Google and iPhone maker Apple, the two largest contributors to the fund's return. The fund also benefited from not owning benchmark component General Electric, whose stock price was stymied by problems in its financing unit. Stock selection and an underweighting in the energy sector, particularly Exxon Mobil, also contributed. Foreign holdings also did well, bolstered in part by the weaker dollar. Detractors included an out-of-index position in insurance-focused conglomerate Berkshire Hathaway, which saw muted gains during the market's rebound. An overweighting in biopharmaceutical company Gilead Sciences also hurt, affected by overall weakness in the health care sector. Despite these short-term negatives, I felt both companies remained well positioned for the long term and continued to hold them at period end. A relatively high cash position also hurt when the market turned in March.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
Class A	1.16%
Actual		$ 1,000.00	$ 1,219.90	$ 6.49
HypotheticalA		$ 1,000.00	$ 1,019.36	$ 5.90
Class T	1.41%
Actual		$ 1,000.00	$ 1,217.40	$ 7.88
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 7.17
Class B	2.00%
Actual		$ 1,000.00	$ 1,214.30	$ 11.16
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 10.16
Class C	1.91%
Actual		$ 1,000.00	$ 1,214.20	$ 10.66
HypotheticalA		$ 1,000.00	$ 1,015.58	$ 9.70
Institutional Class	.93%
Actual		$ 1,000.00	$ 1,220.70	$ 5.21
HypotheticalA		$ 1,000.00	$ 1,020.52	$ 4.74

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	5.7	4.6
Apple, Inc.	5.2	4.1
Wells Fargo & Co.	3.1	3.3
Berkshire Hathaway, Inc. Class A	2.8	3.4
Visa, Inc. Class A	2.6	2.1
The Coca-Cola Co.	2.3	2.3
McDonald's Corp.	2.1	2.3
Gilead Sciences, Inc.	1.6	2.1
The Walt Disney Co.	1.6	1.3
Noble Energy, Inc.	1.4	1.5
	28.4
Top Five Market Sectors as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.3	26.4
Consumer Discretionary	14.8	12.6
Health Care	13.0	15.3
Financials	12.1	12.0
Consumer Staples	7.7	8.9
Asset Allocation (% of fund's net assets)
As of December 31, 2009*		As of June 30, 2009**
	Stocks 93.8%		Stocks 90.8%
	Bonds 0.1%		Bonds 0.1%
	Convertible Securities 0.2%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets 5.9%		Short-Term Investments and Net Other Assets 8.9%
* Foreign investments	21.6%	** Foreign investments	18.4%

Annual Report

Investments December 31, 2009

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 0.1%
Autoliv, Inc.	27,800	$ 1,205
Gentex Corp.	65,500	1,169
Johnson Controls, Inc.	94,800	2,582
TRW Automotive Holdings Corp. (a)	166,000	3,964
		8,920
Automobiles - 0.5%
Dongfeng Motor Group Co. Ltd. (H Shares)	5,534,000	7,902
Geely Automobile Holdings Ltd. (c)	48,420,000	26,426
Honda Motor Co. Ltd. sponsored ADR (c)	392,000	13,289
Toyota Motor Corp.	314,100	13,249
		60,866
Diversified Consumer Services - 0.2%
Brinks Home Security Holdings, Inc. (a)	27,900	911
MegaStudy Co. Ltd.	5,835	1,196
Strayer Education, Inc.	85,180	18,100
		20,207
Hotels, Restaurants & Leisure - 3.4%
7 Days Group Holdings Ltd. ADR	82,700	1,032
Buffalo Wild Wings, Inc. (a)	15,800	636
Cafe de Coral Holdings Ltd.	1,478,000	3,375
Chipotle Mexican Grill, Inc. Class A (a)	253,128	22,316
Ctrip.com International Ltd. sponsored ADR (a)	15,600	1,121
Home Inns & Hotels Management, Inc. sponsored ADR (a)	160,900	5,688
Las Vegas Sands Corp. (a)	131,000	1,957
Little Sheep Group Ltd.	3,309,000	1,832
Marriott International, Inc. Class A	219,990	5,995
McDonald's Corp.	4,048,027	252,759
Panera Bread Co. Class A (a)(c)	91,500	6,128
Sands China Ltd.	3,750,000	4,525
Sodexo SA	86,100	4,914
Starbucks Corp. (a)	1,671,400	38,542
Starwood Hotels & Resorts Worldwide, Inc.	29,200	1,068
Tim Hortons, Inc.	1,804,400	55,052
WMS Industries, Inc. (a)	253,500	10,140
Wyndham Worldwide Corp.	142,294	2,870
		419,950
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - 0.0%
Gafisa SA sponsored ADR (c)	182,500	$ 5,906
iRobot Corp. (a)	93,300	1,642
		7,548
Internet & Catalog Retail - 1.9%
Amazon.com, Inc. (a)	1,262,200	169,791
Expedia, Inc. (a)	276,600	7,111
Liberty Media Corp. Interactive Series A (a)	1,004,800	10,892
Netflix, Inc. (a)	105,736	5,830
Priceline.com, Inc. (a)	200,300	43,766
		237,390
Leisure Equipment & Products - 0.0%
Sport Supply Group, Inc.	117,500	1,479
Media - 3.5%
CKX, Inc. (a)	285,693	1,506
Comcast Corp. Class A	436,500	7,359
DIRECTV (a)	2,502,535	83,460
Discovery Communications, Inc. (a)	2,081,000	63,824
DreamWorks Animation SKG, Inc. Class A (a)	237,924	9,505
Jupiter Telecommunications Co.	2,935	2,906
Liberty Media Corp.:
Capital Series A (a)	52,300	1,249
Starz Series A (a)	163,190	7,531
Marvel Entertainment, Inc. (a)	263,400	14,245
Naspers Ltd. Class N	401,500	16,255
Net Servicos de Comunicacao SA sponsored ADR	86,600	1,172
Pearson PLC	93,300	1,344
Scripps Networks Interactive, Inc. Class A	646,400	26,826
The Walt Disney Co.	5,966,900	192,433
The Weinstein Co. III Holdings, LLC Class A-1 (a)(h)	2,267	850
		430,465
Multiline Retail - 0.6%
99 Cents Only Stores (a)	218,900	2,861
Big Lots, Inc. (a)	84,100	2,437
Dollar General Corp.	114,100	2,559
Dollar Tree, Inc. (a)	731,500	35,331
Dollarama, Inc.	168,000	3,574
Dollarama, Inc. (a)(e)	71,000	1,510
Golden Eagle Retail Group Ltd. (H Shares)	843,000	1,710
Mothercare PLC	79,633	878
Next PLC	230,000	7,743
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Parkson Retail Group Ltd.	5,148,500	$ 9,060
PCD Stores Group Ltd.	7,260,000	2,787
		70,450
Specialty Retail - 2.8%
Advance Auto Parts, Inc.	386,300	15,637
Aeropostale, Inc. (a)	307,100	10,457
Bed Bath & Beyond, Inc. (a)	186,000	7,185
Belle International Holdings Ltd.	4,460,000	5,167
Best Buy Co., Inc.	322,600	12,730
Chico's FAS, Inc. (a)	80,400	1,130
Fourlis Holdings SA	527,400	6,939
Gymboree Corp. (a)	119,500	5,197
Hengdeli Holdings Ltd.	3,096,000	1,169
Inditex SA	217,722	13,525
J. Crew Group, Inc. (a)	1,166,615	52,194
Lumber Liquidators, Inc. (a)(c)	218,700	5,861
O'Reilly Automotive, Inc. (a)	122,000	4,651
RadioShack Corp.	295,300	5,758
Ross Stores, Inc.	643,373	27,478
Rue21, Inc.	20,400	573
Staples, Inc.	512,100	12,593
TJX Companies, Inc.	3,625,400	132,508
Urban Outfitters, Inc. (a)	658,100	23,027
Vitamin Shoppe, Inc.	41,100	914
		344,693
Textiles, Apparel & Luxury Goods - 1.8%
Burberry Group PLC	663,800	6,426
China Dongxiang Group Co. Ltd.	4,722,000	3,643
China Hongxing Sports Ltd.	6,000,000	811
Coach, Inc.	617,600	22,561
Li Ning Co. Ltd.	1,874,500	7,107
NIKE, Inc. Class B	2,387,300	157,729
Phillips-Van Heusen Corp.	26,100	1,062
Polo Ralph Lauren Corp. Class A	201,300	16,301
Shenzhou International Group Holdings Ltd.	547,000	712
		216,352
TOTAL CONSUMER DISCRETIONARY		1,818,320
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 7.7%
Beverages - 2.7%
Anheuser-Busch InBev SA NV	239,570	$ 12,483
C&C Group PLC	373,392	1,609
Coca-Cola FEMSA SAB de CV sponsored ADR	36,500	2,399
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	31,100	3,144
Diageo PLC sponsored ADR	203,000	14,090
Dr Pepper Snapple Group, Inc.	43,700	1,237
Fomento Economico Mexicano SAB de CV sponsored ADR	51,300	2,456
The Coca-Cola Co.	4,906,300	279,659
Tsingtao Brewery Co. Ltd. (H Shares)	1,896,000	10,487
		327,564
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	390,000	23,076
Susser Holdings Corp. (a)	64,402	553
Tesco PLC	7,647,027	52,895
Wal-Mart Stores, Inc.	167,400	8,948
Wm Morrison Supermarkets PLC	1,062,566	4,764
		90,236
Food Products - 1.6%
Ausnutria Dairy Hunan Co. Ltd. Class H	2,145,000	1,759
Brasil Foods SA sponsored ADR (c)	45,900	2,404
Cadbury PLC	839,200	10,816
Campbell Soup Co.	54,400	1,839
Danone	131,541	8,066
General Mills, Inc.	636,000	45,035
Kellogg Co.	460,500	24,499
Nestle SA (Reg.)	752,945	36,504
Ralcorp Holdings, Inc. (a)	288,600	17,232
Tingyi (Cayman Island) Holding Corp.	4,294,000	10,625
TreeHouse Foods, Inc. (a)	525,593	20,425
Want Want China Holdings Ltd.	21,124,000	14,751
		193,955
Household Products - 2.6%
Colgate-Palmolive Co.	1,822,800	149,743
Hypermarcas SA (a)	221,300	4,996
Mcbride PLC	369,800	1,265
Procter & Gamble Co.	2,595,567	157,369
		313,373
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.1%
BaWang International (Group) Holding Ltd.	9,533,000	$ 6,601
Estee Lauder Companies, Inc. Class A	50,800	2,457
Hengan International Group Co. Ltd.	948,000	7,019
Mead Johnson Nutrition Co. Class A	10,207	446
NBTY, Inc. (a)	55,100	2,399
		18,922
Tobacco - 0.0%
Philip Morris International, Inc.	36,500	1,759
TOTAL CONSUMER STAPLES		945,809
ENERGY - 7.4%
Energy Equipment & Services - 1.0%
National Oilwell Varco, Inc.	24,800	1,093
Schlumberger Ltd.	1,805,800	117,540
Seadrill Ltd. (c)	97,400	2,487
		121,120
Oil, Gas & Consumable Fuels - 6.4%
Anadarko Petroleum Corp.	802,900	50,117
Apache Corp.	112,600	11,617
Arena Resources, Inc. (a)	82,300	3,549
BG Group PLC	313,664	5,688
Birchcliff Energy Ltd. (a)	1,487,700	13,381
BP PLC sponsored ADR	19,300	1,119
Canadian Natural Resources Ltd.	639,100	46,230
Cenovus Energy, Inc.	1,192,300	30,073
Chesapeake Energy Corp.	62,499	1,617
Clean Energy Fuels Corp. (a)(c)	268,200	4,133
CNPC (Hong Kong) Ltd.	4,430,000	5,842
Concho Resources, Inc. (a)	413,500	18,566
Crescent Point Energy Corp. (c)	377,500	14,189
EnCana Corp.	1,192,300	38,709
EOG Resources, Inc.	567,800	55,247
EXCO Resources, Inc.	61,700	1,310
Exxon Mobil Corp.	737,702	50,304
Govi High Power Exploration, Inc. (a)(h)	2,750,000	5,500
GoviEx IP Holdings, Inc. (a)(h)	2,750,000	0*
InterOil Corp. (a)	41,400	3,180
Ivanhoe Energy, Inc. (a)(c)	2,114,400	5,957
Newfield Exploration Co. (a)	25,400	1,225
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Niko Resources Ltd.	27,100	$ 2,538
Noble Energy, Inc.	2,446,700	174,254
Northern Oil & Gas, Inc. (a)(c)	906,475	10,733
Occidental Petroleum Corp.	1,250,600	101,736
Pacific Rubiales Energy Corp. (a)(c)	83,700	1,231
PetroBakken Energy Ltd. Class A	337,489	10,385
Petrobank Energy & Resources Ltd. (a)	159,900	7,794
Petroleo Brasileiro SA - Petrobras sponsored ADR	103,700	4,944
Petroplus Holdings AG	544,927	10,015
Range Resources Corp.	678,200	33,808
Reliance Industries Ltd.	327,616	7,698
Sable Mining Africa Ltd. (a)(d)	30,303,030	5,142
Southwestern Energy Co. (a)	794,900	38,314
TransAtlantic Petroleum Ltd. (a)(e)	1,234,400	4,230
Ultra Petroleum Corp. (a)	22,000	1,097
Whiting Petroleum Corp. (a)	36,400	2,601
		784,073
TOTAL ENERGY		905,193
FINANCIALS - 12.0%
Capital Markets - 1.3%
BlackRock, Inc. Class A	20,300	4,714
Charles Schwab Corp.	1,802,100	33,916
Franklin Resources, Inc.	260,400	27,433
Goldman Sachs Group, Inc.	336,100	56,747
T. Rowe Price Group, Inc.	705,200	37,552
		160,362
Commercial Banks - 4.2%
Banco Bradesco SA (PN) sponsored ADR	62,600	1,369
Banco do Brasil SA	703,900	11,833
BOC Hong Kong Holdings Ltd.	2,423,500	5,445
Center Financial Corp.	50,000	230
China Citic Bank Corp. Ltd. Class H	4,460,000	3,775
China Merchants Bank Co. Ltd. (H Shares)	461,000	1,199
HDFC Bank Ltd. sponsored ADR (c)	47,700	6,205
Industrial & Commercial Bank of China Ltd. (H Shares)	14,176,000	11,674
Itau Unibanco Banco Multiplo SA ADR	736,370	16,819
M&T Bank Corp. (c)	18,800	1,258
PT Bank Central Asia Tbk	2,333,500	1,201
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Standard Chartered PLC (United Kingdom)	2,626,126	$ 66,846
State Bank of India	115,430	5,643
Union Bank of India	11,346	65
Wells Fargo & Co.	14,233,785	384,170
		517,732
Consumer Finance - 0.3%
American Express Co.	876,400	35,512
Diversified Financial Services - 1.9%
BM&F BOVESPA SA	323,200	2,286
Citigroup, Inc.	9,470,900	31,349
CME Group, Inc.	18,400	6,181
Gimv NV	18,400	962
Hong Kong Exchanges and Clearing Ltd.	1,040,900	18,519
IntercontinentalExchange, Inc. (a)	100,000	11,230
JPMorgan Chase & Co.	3,878,719	161,626
MSCI, Inc. Class A (a)	74,300	2,363
		234,516
Insurance - 4.0%
ACE Ltd.	310,900	15,669
Admiral Group PLC	837,500	16,093
Berkshire Hathaway, Inc. Class A (a)	3,493	346,506
China Life Insurance Co. Ltd. ADR (c)	14,300	1,049
Fairfax Financial Holdings Ltd. (sub. vtg.)	48,300	18,848
The Chubb Corp.	1,165,600	57,324
The Travelers Companies, Inc.	668,900	33,351
		488,840
Real Estate Investment Trusts - 0.1%
Corporate Office Properties Trust (SBI)	30,700	1,125
Simon Property Group, Inc.	45,872	3,661
Starwood Property Trust, Inc.	145,300	2,745
		7,531
Real Estate Management & Development - 0.2%
China Overseas Land & Investment Ltd.	1,560,000	3,269
Swire Pacific Ltd. (A Shares)	282,000	3,410
Wharf Holdings Ltd.	2,381,000	13,664
		20,343
TOTAL FINANCIALS		1,464,836
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 12.9%
Biotechnology - 3.5%
Actelion Ltd. (Reg.) (a)	296,029	$ 15,781
Alexion Pharmaceuticals, Inc. (a)	399,700	19,513
Allos Therapeutics, Inc. (a)(c)	372,600	2,448
Amgen, Inc. (a)	261,300	14,782
Celgene Corp. (a)	847,400	47,183
Gilead Sciences, Inc. (a)	4,479,200	193,860
Human Genome Sciences, Inc. (a)(c)	816,200	24,976
ImmunoGen, Inc. (a)	274,419	2,157
MannKind Corp. (a)(c)	828,333	7,256
MannKind Corp. warrants 8/3/10 (a)(h)	29,881	35
Medivation, Inc. (a)(c)	853,300	32,127
Micromet, Inc. (a)	467,100	3,111
OREXIGEN Therapeutics, Inc. (a)	121,500	904
Regeneron Pharmaceuticals, Inc. (a)	175,300	4,239
RXi Pharmaceuticals Corp. (a)(c)	571,429	2,617
RXi Pharmaceuticals Corp. warrants 2/4/10 (a)	228,571	775
Seattle Genetics, Inc. (a)	165,800	1,685
Targacept, Inc. (a)	1,105,800	23,133
United Therapeutics Corp. (a)	119,500	6,292
Vertex Pharmaceuticals, Inc. (a)	535,700	22,955
Zymogenetics, Inc. (a)(c)	193,400	1,236
		427,065
Health Care Equipment & Supplies - 2.0%
Alcon, Inc.	215,500	35,417
Baxter International, Inc.	288,700	16,941
Becton, Dickinson & Co.	271,500	21,410
C. R. Bard, Inc.	135,499	10,555
Covidien PLC	1,422,666	68,131
DENTSPLY International, Inc.	719,717	25,312
Edwards Lifesciences Corp. (a)	356,400	30,953
ev3, Inc. (a)	393,800	5,253
ICU Medical, Inc. (a)	27,900	1,017
Inverness Medical Innovations, Inc. (a)	166,300	6,903
Mindray Medical International Ltd. sponsored ADR (c)	34,100	1,157
NuVasive, Inc. (a)	199,400	6,377
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	2,284,000	7,612
Thoratec Corp. (a)	102,800	2,767
		239,805
Health Care Providers & Services - 1.6%
Emergency Medical Services Corp. Class A (a)	157,100	8,507
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc. (a)	589,100	$ 50,928
Henry Schein, Inc. (a)	51,800	2,725
HMS Holdings Corp. (a)	80,400	3,915
Medco Health Solutions, Inc. (a)	2,070,500	132,326
Sinopharm Group Co. Ltd. Class H	438,000	1,539
		199,940
Health Care Technology - 0.4%
Cerner Corp. (a)	368,700	30,396
Quality Systems, Inc.	337,900	21,217
		51,613
Life Sciences Tools & Services - 1.2%
Fluidigm Corp. warrants 9/10/10 (a)	1	0
Illumina, Inc. (a)	72,300	2,216
Life Technologies Corp. (a)	516,400	26,972
Mettler-Toledo International, Inc. (a)	552,000	57,954
QIAGEN NV (a)	517,600	11,553
Techne Corp.	47,400	3,250
Thermo Fisher Scientific, Inc. (a)	64,600	3,081
Waters Corp. (a)	651,000	40,336
		145,362
Pharmaceuticals - 4.2%
Abbott Laboratories	3,134,500	169,232
Allergan, Inc.	173,400	10,926
AstraZeneca PLC (United Kingdom)	1,228,655	57,777
Bristol-Myers Squibb Co.	620,432	15,666
Dr. Reddy's Laboratories Ltd. sponsored ADR (c)	146,900	3,556
Forest Laboratories, Inc. (a)	964,400	30,967
Johnson & Johnson	1,603,700	103,294
MAP Pharmaceuticals, Inc. (a)	599,800	5,716
Merck & Co., Inc.	102,300	3,738
Novo Nordisk AS Series B	450,333	28,763
Optimer Pharmaceuticals, Inc. (a)	116,900	1,319
Salix Pharmaceuticals Ltd. (a)	238,100	6,048
Shionogi & Co. Ltd.	108,000	2,343
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,002,900	56,343
Valeant Pharmaceuticals International (a)(c)	530,700	16,871
		512,559
TOTAL HEALTH CARE		1,576,344
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 2.9%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	39,500	$ 1,149
DigitalGlobe, Inc.	53,000	1,283
GeoEye, Inc. (a)	78,200	2,180
Precision Castparts Corp.	34,500	3,807
Raytheon Co.	21,100	1,087
United Technologies Corp.	182,100	12,640
		22,146
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	1,374,272	80,711
Airlines - 0.0%
Ryanair Holdings PLC sponsored ADR (a)	42,500	1,140
Southwest Airlines Co.	345,200	3,946
		5,086
Building Products - 0.1%
Armstrong World Industries, Inc. (a)	175,800	6,844
Commercial Services & Supplies - 0.2%
APAC Customer Services, Inc. (a)(c)(d)	2,732,044	16,283
Stericycle, Inc. (a)	191,900	10,587
Waste Connections, Inc. (a)	35,400	1,180
		28,050
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc. (a)	503,200	18,925
Electrical Equipment - 0.3%
A123 Systems, Inc.	43,400	974
American Superconductor Corp. (a)(c)	349,100	14,278
China High Speed Transmission Equipment Group Co. Ltd.	2,709,000	6,577
Cooper Industries PLC Class A	332,645	14,184
Nexxus Lighting, Inc. (a)	109,400	372
		36,385
Industrial Conglomerates - 0.0%
Beijing Enterprises Holdings Ltd.	635,500	4,603
Carlisle Companies, Inc.	32,100	1,100
		5,703
Machinery - 0.8%
China Automation Group Ltd.	5,128,000	4,183
Danaher Corp.	740,177	55,661
Duoyuan Global Water, Inc. ADR (c)	90,300	3,232
Oshkosh Co.	61,700	2,285
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
PACCAR, Inc.	502,723	$ 18,234
SmartHeat, Inc. (a)(c)	630,800	9,159
		92,754
Marine - 0.0%
Kuehne & Nagel International AG	12,190	1,183
Professional Services - 0.1%
Robert Half International, Inc.	243,700	6,514
SEEK Ltd.	1,000,000	6,198
Verisk Analytics, Inc.	200,800	6,080
		18,792
Road & Rail - 0.3%
Canadian National Railway Co.	514,400	28,074
CSX Corp.	73,600	3,569
Dollar Thrifty Automotive Group, Inc. (a)	64,400	1,649
Knight Transportation, Inc.	38,000	733
Norfolk Southern Corp.	23,300	1,221
		35,246
Trading Companies & Distributors - 0.0%
Fastenal Co. (c)	56,400	2,348
W.W. Grainger, Inc.	22,000	2,130
		4,478
TOTAL INDUSTRIALS		356,303
INFORMATION TECHNOLOGY - 30.2%
Communications Equipment - 2.1%
Aruba Networks, Inc. (a)	3,500	37
BYD Electronic International Co. Ltd. (a)	12,928,500	10,530
Cisco Systems, Inc. (a)	3,709,800	88,813
F5 Networks, Inc. (a)	343,000	18,172
Motorola, Inc.	501,500	3,892
QUALCOMM, Inc.	3,075,000	142,250
ZTE Corp. (H Shares)	34,400	211
		263,905
Computers & Peripherals - 6.9%
Apple, Inc. (a)	3,004,453	633,519
Compellent Technologies, Inc. (a)	171,400	3,887
Dell, Inc. (a)	461,000	6,620
EMC Corp. (a)	69,900	1,221
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hewlett-Packard Co.	3,184,100	$ 164,013
NetApp, Inc. (a)	836,300	28,760
Western Digital Corp. (a)	176,100	7,775
		845,795
Electronic Equipment & Components - 1.1%
Agilent Technologies, Inc.	259,100	8,050
Amphenol Corp. Class A (a)	1,161,840	53,654
BYD Co. Ltd. (H Shares) (a)(c)	4,365,190	38,263
Corning, Inc.	139,000	2,684
FLIR Systems, Inc. (a)	911,700	29,831
Itron, Inc. (a)	18,500	1,250
Prime View International Co. Ltd. sponsored GDR (a)(e)	89,500	2,356
Samsung SDI Co. Ltd.	9,106	1,160
Tech Data Corp. (a)	26,500	1,236
Wasion Group Holdings Ltd.	4,128,000	4,290
		142,774
Internet Software & Services - 7.5%
AOL, Inc. (a)	164,999	3,841
Baidu.com, Inc. sponsored ADR (a)	67,800	27,881
Constant Contact, Inc. (a)	199,000	3,184
Google, Inc. Class A (a)	1,119,871	694,297
LogMeIn, Inc.	106,500	2,125
NetEase.com, Inc. sponsored ADR (a)(c)	911,000	34,263
NHN Corp. (a)	6,949	1,144
Open Text Corp. (a)	49,400	2,008
Rackspace Hosting, Inc. (a)	117,800	2,456
SkillSoft PLC sponsored ADR (a)	111,800	1,172
Sohu.com, Inc. (a)(c)	282,100	16,159
Tencent Holdings Ltd.	4,614,700	99,802
VistaPrint Ltd. (a)	317,200	17,973
WebMD Health Corp. (a)	230,036	8,854
		915,159
IT Services - 4.2%
Accenture PLC Class A	1,747,400	72,517
Cognizant Technology Solutions Corp. Class A (a)	430,400	19,497
Echo Global Logistics, Inc.	28,600	363
Fidelity National Information Services, Inc.	1,120,300	26,260
Fiserv, Inc. (a)	46,700	2,264
Global Payments, Inc.	14,300	770
Hewitt Associates, Inc. Class A (a)	409,500	17,305
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Infosys Technologies Ltd. sponsored ADR	16,300	$ 901
MasterCard, Inc. Class A	179,469	45,940
Redecard SA	413,200	6,782
The Western Union Co.	46,600	878
VeriFone Holdings, Inc. (a)	4,800	79
Visa, Inc. Class A	3,653,800	319,561
Wipro Ltd. sponsored ADR (c)	58,100	1,294
		514,411
Semiconductors & Semiconductor Equipment - 3.4%
Altera Corp.	1,069,700	24,207
Analog Devices, Inc.	38,200	1,206
ARM Holdings PLC sponsored ADR	305,800	2,618
ASML Holding NV (NY Shares)	367,600	12,531
Atheros Communications, Inc. (a)	28,983	992
Avago Technologies Ltd.	270,800	4,953
Broadcom Corp. Class A (a)	892,000	28,053
Cree, Inc. (a)	729,000	41,094
Cymer, Inc. (a)	131,000	5,028
Intel Corp.	441,000	8,996
KLA-Tencor Corp.	241,100	8,718
Marvell Technology Group Ltd. (a)	3,684,700	76,458
MediaTek, Inc.	65,000	1,134
NVIDIA Corp. (a)	2,965,600	55,397
ON Semiconductor Corp. (a)	488,000	4,299
Samsung Electronics Co. Ltd.	154,257	105,698
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,921,346	33,420
		414,802
Software - 5.0%
Activision Blizzard, Inc. (a)	3,834,600	42,602
Adobe Systems, Inc. (a)	971,806	35,743
ANSYS, Inc. (a)	173,700	7,549
ArcSight, Inc. (a)	314,239	8,038
Ariba, Inc. (a)	109,800	1,375
AsiaInfo Holdings, Inc. (a)	576,000	17,551
BMC Software, Inc. (a)	1,083,400	43,444
Check Point Software Technologies Ltd. (a)	1,045,300	35,415
Citrix Systems, Inc. (a)	626,800	26,081
CommVault Systems, Inc. (a)	98,800	2,341
Fortinet, Inc.	204,700	3,597
Informatica Corp. (a)	574,409	14,854
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Intuit, Inc. (a)	38,500	$ 1,182
Longtop Financial Technologies Ltd. ADR (a)	204,600	7,574
McAfee, Inc. (a)	1,983,400	80,467
Oracle Corp.	5,625,150	138,041
Pegasystems, Inc.	197,100	6,701
Perfect World Co. Ltd. sponsored ADR Class B (a)	99,100	3,909
Red Hat, Inc. (a)	490,800	15,166
Rovi Corp. (a)	194,000	6,183
Salesforce.com, Inc. (a)	523,700	38,633
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	381,600	20,076
SolarWinds, Inc. (c)	328,800	7,566
Solera Holdings, Inc.	32,900	1,185
Sourcefire, Inc. (a)	967,340	25,876
SuccessFactors, Inc. (a)	163,900	2,717
Sybase, Inc. (a)	55,600	2,413
TIBCO Software, Inc. (a)	592,300	5,704
VanceInfo Technologies, Inc. ADR (a)	237,700	4,566
VMware, Inc. Class A (a)	54,500	2,310
		608,859
TOTAL INFORMATION TECHNOLOGY		3,705,705
MATERIALS - 5.3%
Chemicals - 0.5%
Ecolab, Inc.	835,300	37,238
Huabao International Holdings Ltd.	15,641,000	16,818
Lubrizol Corp.	61,100	4,457
Valspar Corp.	30,300	822
		59,335
Containers & Packaging - 0.1%
Owens-Illinois, Inc. (a)	28,300	930
Rock-Tenn Co. Class A	112,000	5,646
Temple-Inland, Inc.	313,100	6,610
		13,186
Metals & Mining - 4.7%
Alamos Gold, Inc. (a)	104,100	1,244
AngloGold Ashanti Ltd. sponsored ADR	568,800	22,854
B2Gold Corp. (a)	1,404,000	1,617
B2Gold Corp. (a)(e)	500,000	576
BHP Billiton Ltd. sponsored ADR	158,900	12,169
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Eldorado Gold Corp. (a)	4,402,803	$ 62,523
First Quantum Minerals Ltd.	51,900	3,965
Franco-Nevada Corp.	1,402,200	37,502
Franco-Nevada Corp. (e)	126,300	3,378
Franco-Nevada Corp. warrants 6/16/17 (a)(e)	63,150	397
Goldcorp, Inc.	2,693,301	105,999
Ivanhoe Mines Ltd. (a)	4,017,100	59,302
Kinross Gold Corp.	4,055,076	74,760
Newcrest Mining Ltd.	2,507,164	79,565
Randgold Resources Ltd. sponsored ADR	880,722	69,683
Red Back Mining, Inc. (a)	1,854,804	26,481
Red Back Mining, Inc. (a)(e)	98,900	1,412
Vale SA sponsored ADR	240,900	6,993
Ventana Gold Corp. (a)	164,400	1,261
		571,681
TOTAL MATERIALS		644,202
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.1%
AboveNet, Inc. (a)	89,000	5,789
Clearwire Corp.:
rights 6/21/10 (a)	357,050	143
Class A (a)	357,050	2,414
Iliad Group SA	10,223	1,222
Nippon Telegraph & Telephone Corp.	138,400	5,470
Telmex Internacional SAB de CV Series L ADR (c)	155,400	2,758
		17,796
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	287,900	12,440
MTN Group Ltd.	293,200	4,665
NTT DoCoMo, Inc.	2,849	3,978
Sprint Nextel Corp. (a)	647,700	2,371
Vivo Participacoes SA sponsored ADR	614,700	19,056
		42,510
TOTAL TELECOMMUNICATION SERVICES		60,306
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.1%
Multi-Utilities - 0.1%
YTL Corp. Bhd	3,794,910	$ 8,091
Water Utilities - 0.0%
YTL Power International Bhd	3,555	2
TOTAL UTILITIES		8,093
TOTAL COMMON STOCKS (Cost $9,315,008)		11,485,111
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Ning, Inc. Series D 8.00% (a)(h)	541,260	3,191
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Light Sciences Oncology, Inc. (a)(h)	463,700	1,855
Light Sciences Oncology, Inc. Series B (a)(h)	1,792,115	7,168
		9,023
Health Care Equipment & Supplies - 0.0%
superDimension Ltd. (a)(h)	91,600	1,053
Life Sciences Tools & Services - 0.0%
Fluidigm Corp. (a)	143,925	1,007
TOTAL HEALTH CARE		11,083
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
Digg, Inc. Series C, 8.00% (a)(h)	64,821	486
Software - 0.1%
Trion World Network, Inc. 8.00% (h)	602,295	3,307
TOTAL INFORMATION TECHNOLOGY		3,793
TOTAL CONVERTIBLE PREFERRED STOCKS		18,067
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Slide, Inc. Series D (a)(h)	809,262	$ 1,003
TOTAL PREFERRED STOCKS (Cost $34,367)		19,070
Nonconvertible Bonds - 0.1%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Ford Motor Co.:
6.375% 2/1/29	$ 700	515
6.625% 10/1/28	1,490	1,118
7.45% 7/16/31	2,235	1,975
		3,608
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Ford Holdings LLC 9.3% 3/1/30	6,415	5,902
TOTAL NONCONVERTIBLE BONDS (Cost $4,295)		9,510
Floating Rate Loans - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Ford Motor Co. term loan 3.2871% 12/15/13 (f) (Cost $5,910)	6,666	6,183
Money Market Funds - 7.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.16% (g)	771,494,181	$ 771,494
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(g)	139,250,900	139,251
TOTAL MONEY MARKET FUNDS (Cost $910,745)		910,745
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $10,270,325)		12,430,619
NET OTHER ASSETS - (1.5)%		(183,763)
NET ASSETS - 100%		$ 12,246,856
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,859,000 or 0.1% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,448,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Digg, Inc. Series C, 8.00%	9/23/08	$ 683
Govi High Power Exploration, Inc.	9/28/07	$ 5,500
GoviEx IP Holdings, Inc.	7/28/08	$ 0*
Light Sciences Oncology, Inc.	7/9/08	$ 3,881
Light Sciences Oncology, Inc. Series B	4/4/07	$ 15,000
MannKind Corp. warrants 8/3/10	8/3/05	$ 1
Ning, Inc. Series D 8.00%	3/19/08	$ 3,870
Slide, Inc. Series D	1/14/08	$ 3,693
superDimension Ltd.	2/27/08 - 5/22/08	$ 1,963
The Weinstein Co. III Holdings, LLC Class A-1	10/19/05	$ 2,267
Trion World Network, Inc. 8.00%	8/22/08	$ 3,307
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,733
Fidelity Securities Lending Cash Central Fund	1,772
Total	$ 5,505
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
APAC Customer Services, Inc.	$ -	$ 14,329	$ -	$ -	$ 16,283
Sable Mining Africa Ltd.	-	4,932	-	-	5,142
Total	$ -	$ 19,261	$ -	$ -	$ 21,425
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,818,320	$ 1,725,900	$ 91,570	$ 850
Consumer Staples	945,809	894,567	51,242	-
Energy	905,193	893,851	5,842	5,500
Financials	1,468,027	1,403,881	60,955	3,191
Health Care	1,587,427	1,506,263	70,081	11,083
Industrials	356,303	340,940	15,363	-
Information Technology	3,709,498	3,552,609	153,096	3,793
Materials	644,202	627,384	16,818	-
Telecommunication Services	61,309	50,858	9,448	1,003
Utilities	8,093	8,093	-	-
Corporate Bonds	9,510	-	9,510	-
Floating Rate Loans	6,183	-	6,183	-
Money Market Funds	910,745	910,745	-	-
Total Investments in Securities:	$ 12,430,619	$ 11,915,091	$ 490,108	$ 25,420
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities: (Amounts in thousands)
Beginning Balance	$ 67,974
Total Realized Gain (Loss)	(16,265)
Total Unrealized Gain (Loss)	(9,129)
Cost of Purchases	45
Proceeds of Sales	(11,735)
Amortization/Accretion	-
Transfers in/out of Level 3	(5,470)
Ending Balance	$ 25,420
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2009	$ (5,859)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	78.4%
Canada	5.6%
China	2.4%
United Kingdom	2.1%
Ireland	1.3%
Bermuda	1.0%
Netherlands Antilles	1.0%
Others (individually less than 1%)	8.2%
100.0%
Income Tax Information
At December 31, 2009, the fund had a capital loss carryforward of approximately $1,550,171,000 of which $726,035,000 and $824,136,000 will expire on December 31, 2016 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending December 31, 2010 approximately $84,647,000 of losses recognized during the period November 1, 2009 to December 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2009
Assets
Investment in securities, at value (including securities loaned of $134,730) - See accompanying schedule: Unaffiliated issuers (cost $9,340,319)	$ 11,498,449
Fidelity Central Funds (cost $910,745)	910,745
Other affiliated issuers (cost $19,261)	21,425
Total Investments (cost $10,270,325)		$ 12,430,619
Cash		305
Receivable for investments sold		2,585
Receivable for fund shares sold		25,058
Dividends receivable		7,162
Interest receivable		333
Distributions receivable from Fidelity Central Funds		257
Prepaid expenses		48
Other receivables		303
Total assets		12,466,670

Liabilities
Payable for investments purchased	$ 45,577
Payable for fund shares redeemed	22,422
Accrued management fee	6,427
Distribution fees payable	3,311
Other affiliated payables	2,402
Other payables and accrued expenses	424
Collateral on securities loaned, at value	139,251
Total liabilities		219,814

Net Assets		$ 12,246,856
Net Assets consist of:
Paid in capital		$ 11,832,430
Accumulated net investment loss		(45)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,745,839)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,160,310
Net Assets		$ 12,246,856

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,264,638 ÷ 247,403 shares)	$ 17.24

Maximum offering price per share (100/94.25 of $17.24)	$ 18.29
Class T: Net Asset Value and redemption price per share ($1,557,262 ÷ 91,154 shares)	$ 17.08

Maximum offering price per share (100/96.50 of $17.08)	$ 17.70
Class B: Net Asset Value and offering price per share ($400,943 ÷ 24,313 shares)A	$ 16.49

Class C: Net Asset Value and offering price per share ($1,798,828 ÷ 108,671 shares)A	$ 16.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,225,185 ÷ 242,937 shares)	$ 17.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2009
Investment Income
Dividends		$ 108,289
Interest		656
Income from Fidelity Central Funds		5,505
Total income		114,450
Expenses
Management fee Basic fee	$ 54,209
Performance adjustment	8,928
Transfer agent fees	25,498
Distribution fees	33,054
Accounting and security lending fees	1,440
Custodian fees and expenses	608
Independent trustees' compensation	65
Registration fees	771
Audit	93
Legal	49
Miscellaneous	183
Total expenses before reductions	124,898
Expense reductions	(865)	124,033
Net investment income (loss)		(9,583)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(358,609)
Foreign currency transactions	(184)
Capital gain distributions from Fidelity Central Funds	9
Total net realized gain (loss)		(358,784)
Change in net unrealized appreciation (depreciation) on: Investment securities	2,979,201
Assets and liabilities in foreign currencies	5
Total change in net unrealized appreciation (depreciation)		2,979,206
Net gain (loss)		2,620,422
Net increase (decrease) in net assets resulting from operations		$ 2,610,839

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (9,583)	$ 11,706
Net realized gain (loss)	(358,784)	(1,357,004)
Change in net unrealized appreciation (depreciation)	2,979,206	(3,202,536)
Net increase (decrease) in net assets resulting from operations	2,610,839	(4,547,834)
Distributions to shareholders from net investment income	(3,220)	(4,517)
Distributions to shareholders from net realized gain	(12,352)	(56,382)
Total distributions	(15,572)	(60,899)
Share transactions - net increase (decrease)	1,323,677	3,443,380
Total increase (decrease) in net assets	3,918,944	(1,165,353)

Net Assets
Beginning of period	8,327,912	9,493,265
End of period (including accumulated net investment loss of $45 and undistributed net investment income of $2,772, respectively)	$ 12,246,856	$ 8,327,912

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 13.36	$ 21.65	$ 18.37	$ 16.65	$ 13.99
Income from Investment Operations
Net investment income (loss) C	- G	.05	.08	.06	.02
Net realized and unrealized gain (loss)	3.89	(8.22)	3.65	1.78	2.64
Total from investment operations	3.89	(8.17)	3.73	1.84	2.66
Distributions from net investment income	-	- G	(.06)	(.03)	-
Distributions from net realized gain	(.01)	(.12)	(.39)	(.08)	-
Total distributions	(.01)	(.12)	(.45)	(.12) H	-
Net asset value, end of period	$ 17.24	$ 13.36	$ 21.65	$ 18.37	$ 16.65
Total Return A, B	29.12%	(37.92)%	20.26%	11.06%	19.01%
Ratios to Average Net Assets D, F
Expenses before reductions	1.19%	1.10%	1.09%	1.12%	1.17%
Expenses net of fee waivers, if any	1.19%	1.10%	1.09%	1.12%	1.17%
Expenses net of all reductions	1.18%	1.10%	1.08%	1.11%	1.13%
Net investment income (loss)	-% I	.26%	.42%	.37%	.13%
Supplemental Data
Net assets, end of period (in millions)	$ 4,265	$ 2,614	$ 2,630	$ 1,823	$ 1,019
Portfolio turnover rate E	58%	74%	57%	79%	65%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.12 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.083 per share.

I Amount represents less than .01%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 13.26	$ 21.56	$ 18.29	$ 16.57	$ 13.96
Income from Investment Operations
Net investment income (loss) C	(.04)	- G	.04	.03	(.01)
Net realized and unrealized gain (loss)	3.86	(8.18)	3.62	1.77	2.62
Total from investment operations	3.82	(8.18)	3.66	1.80	2.61
Distributions from net realized gain	-	(.12)	(.39)	(.08)	-
Net asset value, end of period	$ 17.08	$ 13.26	$ 21.56	$ 18.29	$ 16.57
Total Return A, B	28.81%	(38.13)%	20.00%	10.90%	18.70%
Ratios to Average Net D, F
Expenses before reductions	1.45%	1.34%	1.31%	1.32%	1.38%
Expenses net of fee waivers, if any	1.45%	1.34%	1.31%	1.32%	1.38%
Expenses net of all reductions	1.44%	1.34%	1.31%	1.31%	1.34%
Net investment income (loss)	(.25)%	.02%	.19%	.17%	(.08)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,557	$ 1,254	$ 2,185	$ 2,165	$ 1,393
Portfolio turnover rate E	58%	74%	57%	79%	65%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.88	$ 21.04	$ 17.97	$ 16.35	$ 13.85
Income from Investment Operations
Net investment income (loss) C	(.11)	(.10)	(.08)	(.07)	(.10)
Net realized and unrealized gain (loss)	3.72	(7.94)	3.54	1.74	2.60
Total from investment operations	3.61	(8.04)	3.46	1.67	2.50
Distributions from net realized gain	-	(.12)	(.39)	(.05)	-
Net asset value, end of period	$ 16.49	$ 12.88	$ 21.04	$ 17.97	$ 16.35
Total Return A, B	28.03%	(38.41)%	19.24%	10.23%	18.05%
Ratios to Average Net Assets D, F
Expenses before reductions	2.01%	1.91%	1.89%	1.93%	1.98%
Expenses net of fee waivers, if any	2.00%	1.91%	1.89%	1.93%	1.98%
Expenses net of all reductions	1.99%	1.91%	1.89%	1.92%	1.94%
Net investment income (loss)	(.81)%	(.55)%	(.39)%	(.44)%	(.68)%
Supplemental Data
Net assets, end of period (in millions)	$ 401	$ 313	$ 489	$ 452	$ 339
Portfolio turnover rate E	58%	74%	57%	79%	65%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.92	$ 21.10	$ 18.00	$ 16.37	$ 13.86
Income from Investment Operations
Net investment income (loss) C	(.11)	(.09)	(.06)	(.06)	(.09)
Net realized and unrealized gain (loss)	3.74	(7.97)	3.55	1.74	2.60
Total from investment operations	3.63	(8.06)	3.49	1.68	2.51
Distributions from net realized gain	-	(.12)	(.39)	(.05)	-
Net asset value, end of period	$ 16.55	$ 12.92	$ 21.10	$ 18.00	$ 16.37
Total Return A, B	28.10%	(38.39)%	19.37%	10.28%	18.11%
Ratios to Average Net Assets D, F
Expenses before reductions	1.95%	1.85%	1.82%	1.85%	1.89%
Expenses net of fee waivers, if any	1.95%	1.85%	1.82%	1.85%	1.89%
Expenses net of all reductions	1.94%	1.85%	1.82%	1.83%	1.85%
Net investment income (loss)	(.76)%	(.49)%	(.32)%	(.35)%	(.59)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,799	$ 1,355	$ 1,879	$ 1,596	$ 1,006
Portfolio turnover rate E	58%	74%	57%	79%	65%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 13.49	$ 21.84	$ 18.52	$ 16.78	$ 14.05
Income from Investment Operations
Net investment income (loss) B	.03	.09	.14	.12	.07
Net realized and unrealized gain (loss)	3.93	(8.30)	3.67	1.79	2.66
Total from investment operations	3.96	(8.21)	3.81	1.91	2.73
Distributions from net investment income	(.02)	(.02)	(.10)	(.09)	-
Distributions from net realized gain	(.04)	(.12)	(.39)	(.08)	-
Total distributions	(.06)	(.14)	(.49)	(.17) F	-
Net asset value, end of period	$ 17.39	$ 13.49	$ 21.84	$ 18.52	$ 16.78
Total Return A	29.37%	(37.76)%	20.57%	11.40%	19.43%
Ratios to Average Net Assets C, E
Expenses before reductions	.96%	.86%	.81%	.83%	.84%
Expenses net of fee waivers, if any	.96%	.86%	.81%	.83%	.84%
Expenses net of all reductions	.95%	.85%	.81%	.82%	.79%
Net investment income (loss)	.24%	.50%	.69%	.66%	.47%
Supplemental Data
Net assets, end of period (in millions)	$ 4,225	$ 2,793	$ 2,309	$ 1,540	$ 498
Portfolio turnover rate D	58%	74%	57%	79%	65%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.17 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, February 16, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2009, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise,

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2009, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,289,678
Gross unrealized depreciation	(258,870)
Net unrealized appreciation (depreciation)	$ 2,030,808

Tax Cost	$ 10,399,811

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 18,489
Capital loss carryforward	$ (1,550,171)
Net unrealized appreciation (depreciation)	$ 2,030,823

The tax character of distributions paid was as follows:

	December 31, 2009	December 31, 2008
Ordinary Income	$ 15,572	$ 7,041
Long-term Capital Gains	-	53,858
Total	$ 15,572	$ 60,899

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,501,020 and $5,170,633, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund, as compared to an appropriate benchmark index. The Fund's performance period began on October 1, 2007 and subsequent months will be added until the performance period includes 36 months. The performance adjustment took effect in September 2008. For the period, the total annual management fee rate, including the performance adjustment, was .65% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 8,153	$ 444
Class T	.25%	.25%	6,610	28
Class B	.75%	.25%	3,378	2,544
Class C	.75%	.25%	14,913	3,539
			$ 33,054	$ 6,555

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,102
Class T	196
Class B*	784
Class C*	252
$ 2,334

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 8,318.25
Class T	3,435.26
Class B	1,109.33
Class C	3,933.26
Institutional Class	8,703.27
	$ 25,498

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $65 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $46 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to

Annual Report

8. Security Lending - continued

the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,772.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	2.00%	$ 50

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $813 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2009	2008
From net investment income
Class A	$ -	$ 5
Institutional Class	3,220	4,512
Total	$ 3,220	$ 4,517
From net realized gain
Class A	$ 2,465	$ 15,552
Class T	-	11,399
Class B	-	2,709
Class C	-	10,794
Institutional Class	9,887	15,928
Total	$ 12,352	$ 56,382

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2009	2008	2009	2008
Class A
Shares sold	104,375	119,010	$ 1,494,493	$ 2,140,557
Reinvestment of distributions	270	733	4,650	14,197
Shares redeemed	(52,894)	(45,547)	(757,053)	(756,171)
Net increase (decrease)	51,751	74,196	$ 742,090	$ 1,398,583
Class T
Shares sold	21,310	23,040	$ 301,368	$ 407,661
Reinvestment of distributions	-	555	-	10,694
Shares redeemed	(24,666)	(30,471)	(343,847)	(526,856)
Net increase (decrease)	(3,356)	(6,876)	$ (42,479)	$ (108,501)
Class B
Shares sold	5,587	6,574	$ 75,985	$ 114,734
Reinvestment of distributions	-	121	-	2,270
Shares redeemed	(5,591)	(5,630)	(75,502)	(93,597)
Net increase (decrease)	(4)	1,065	$ 483	$ 23,407
Class C
Shares sold	26,780	39,154	$ 366,996	$ 680,481
Reinvestment of distributions	-	427	-	8,052
Shares redeemed	(22,967)	(23,763)	(310,754)	(381,933)
Net increase (decrease)	3,813	15,818	$ 56,242	$ 306,600
Institutional Class
Shares sold	125,440	157,886	$ 1,816,051	$ 2,763,287
Reinvestment of distributions	1,257	834	20,220	14,720
Shares redeemed	(90,870)	(57,341)	(1,268,930)	(954,716)
Net increase (decrease)	35,827	101,379	$ 567,341	$ 1,823,291

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Contrafund and the Shareholders of Fidelity Advisor New Insights Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor New Insights Fund (a fund of Fidelity Contrafund) at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor New Insights Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 16, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 222 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1984

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2001

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc.(2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor New Insights Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	02/08/10	02/05/10	$.03
Class T	02/08/10	02/05/10	$.03
Class B	02/08/10	02/05/10	$.03
Class C	02/08/10	02/05/10	$.03

Class A designates 100% of the dividends distributed in December 2009 as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor New Insights Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Advisor New Insights Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also stated that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Class A through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Advisor New Insights Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for 2008 represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, and Institutional Class ranked below its competitive median for 2008 and the total expenses of Class T ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

ANIF-UANN-0210
1.796408.106

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

New Insights

Fund - Institutional Class

Annual Report

December 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year, investors saw a turnaround in the global capital markets, as riskier assets - namely stocks and higher-yielding bonds - staged a comeback after a very difficult 2008 and early 2009. Credit conditions improved and economic growth resumed, setting the stage for a broad-based rebound in asset prices. But risks to a sustained recovery remained, including high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Past 5 years	Life of fund A
Institutional Class	29.37%	5.25%	9.80%

A From July 31, 2003.

$10,000 Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor New Insights Fund - Institutional Class on July 31, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The U.S. stock market experienced one of its most abrupt turnarounds ever in 2009. Equities sustained significant declines in the first quarter, as fallout from the global financial crisis continued. Companies initially hurt by the collapse of the housing market, fading consumer confidence, weak corporate earnings and evaporating credit began to show improvement in March after both sharp cost-cutting and unprecedented government intervention began to take hold. As profits improved, investors' appetite for equities returned, despite weak consumer spending and rising unemployment rates. From March 9 through the end of the year, a roughly 65% rise in the Standard & Poor's 500SM Index wiped out the period's earlier losses and netted a gain of 26.46% by December 31, 2009 - the best calendar-year advance for the index since 2003. Within the S&P 500®, nine of the 10 major market segments registered double-digit increases during the period, led by the economically sensitive information technology, materials and consumer discretionary sectors. The technology-heavy Nasdaq Composite® Index rose 45.32% in 2009, the best return among all major U.S. equity indexes. Also during the period, the Dow Jones U.S. Total Stock Market IndexSM - the broadest gauge of U.S. stocks - climbed 28.57%, while the Dow Jones Industrial AverageSM rose 22.68%.

Comments from William Danoff, Portfolio Manager of Fidelity® Advisor New Insights Fund: It was a relatively good year for the fund, whose Institutional Class shares returned 29.37%, surpassing the S&P 500 by almost three percentage points. Relative performance was driven by good stock selection and an increased overweighting in technology. During the period, I increased the fund's stake in Internet search leader Google and iPhone maker Apple, the two largest contributors to the fund's return. The fund also benefited from not owning benchmark component General Electric, whose stock price was stymied by problems in its financing unit. Similarly, stock selection and an underweighting in the energy sector, particularly Exxon Mobil, also contributed. Foreign holdings also did well, bolstered in part by the weaker dollar. Detractors included an out-of-index position in insurance-focused conglomerate Berkshire Hathaway, which saw muted gains during the market's rebound. An overweighting in biopharmaceutical company Gilead Sciences also hurt, affected by overall weakness in the health care sector. Despite these short-term negatives, I felt both companies remained well positioned for the long term and continued to hold them at period end. A relatively high cash position also hurt when the market turned in March.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
Class A	1.16%
Actual		$ 1,000.00	$ 1,219.90	$ 6.49
HypotheticalA		$ 1,000.00	$ 1,019.36	$ 5.90
Class T	1.41%
Actual		$ 1,000.00	$ 1,217.40	$ 7.88
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 7.17
Class B	2.00%
Actual		$ 1,000.00	$ 1,214.30	$ 11.16
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 10.16
Class C	1.91%
Actual		$ 1,000.00	$ 1,214.20	$ 10.66
HypotheticalA		$ 1,000.00	$ 1,015.58	$ 9.70
Institutional Class	.93%
Actual		$ 1,000.00	$ 1,220.70	$ 5.21
HypotheticalA		$ 1,000.00	$ 1,020.52	$ 4.74

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	5.7	4.6
Apple, Inc.	5.2	4.1
Wells Fargo & Co.	3.1	3.3
Berkshire Hathaway, Inc. Class A	2.8	3.4
Visa, Inc. Class A	2.6	2.1
The Coca-Cola Co.	2.3	2.3
McDonald's Corp.	2.1	2.3
Gilead Sciences, Inc.	1.6	2.1
The Walt Disney Co.	1.6	1.3
Noble Energy, Inc.	1.4	1.5
	28.4
Top Five Market Sectors as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.3	26.4
Consumer Discretionary	14.8	12.6
Health Care	13.0	15.3
Financials	12.1	12.0
Consumer Staples	7.7	8.9
Asset Allocation (% of fund's net assets)
As of December 31, 2009*		As of June 30, 2009**
	Stocks 93.8%		Stocks 90.8%
	Bonds 0.1%		Bonds 0.1%
	Convertible Securities 0.2%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets 5.9%		Short-Term Investments and Net Other Assets 8.9%
* Foreign investments	21.6%	** Foreign investments	18.4%

Annual Report

Investments December 31, 2009

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 0.1%
Autoliv, Inc.	27,800	$ 1,205
Gentex Corp.	65,500	1,169
Johnson Controls, Inc.	94,800	2,582
TRW Automotive Holdings Corp. (a)	166,000	3,964
		8,920
Automobiles - 0.5%
Dongfeng Motor Group Co. Ltd. (H Shares)	5,534,000	7,902
Geely Automobile Holdings Ltd. (c)	48,420,000	26,426
Honda Motor Co. Ltd. sponsored ADR (c)	392,000	13,289
Toyota Motor Corp.	314,100	13,249
		60,866
Diversified Consumer Services - 0.2%
Brinks Home Security Holdings, Inc. (a)	27,900	911
MegaStudy Co. Ltd.	5,835	1,196
Strayer Education, Inc.	85,180	18,100
		20,207
Hotels, Restaurants & Leisure - 3.4%
7 Days Group Holdings Ltd. ADR	82,700	1,032
Buffalo Wild Wings, Inc. (a)	15,800	636
Cafe de Coral Holdings Ltd.	1,478,000	3,375
Chipotle Mexican Grill, Inc. Class A (a)	253,128	22,316
Ctrip.com International Ltd. sponsored ADR (a)	15,600	1,121
Home Inns & Hotels Management, Inc. sponsored ADR (a)	160,900	5,688
Las Vegas Sands Corp. (a)	131,000	1,957
Little Sheep Group Ltd.	3,309,000	1,832
Marriott International, Inc. Class A	219,990	5,995
McDonald's Corp.	4,048,027	252,759
Panera Bread Co. Class A (a)(c)	91,500	6,128
Sands China Ltd.	3,750,000	4,525
Sodexo SA	86,100	4,914
Starbucks Corp. (a)	1,671,400	38,542
Starwood Hotels & Resorts Worldwide, Inc.	29,200	1,068
Tim Hortons, Inc.	1,804,400	55,052
WMS Industries, Inc. (a)	253,500	10,140
Wyndham Worldwide Corp.	142,294	2,870
		419,950
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - 0.0%
Gafisa SA sponsored ADR (c)	182,500	$ 5,906
iRobot Corp. (a)	93,300	1,642
		7,548
Internet & Catalog Retail - 1.9%
Amazon.com, Inc. (a)	1,262,200	169,791
Expedia, Inc. (a)	276,600	7,111
Liberty Media Corp. Interactive Series A (a)	1,004,800	10,892
Netflix, Inc. (a)	105,736	5,830
Priceline.com, Inc. (a)	200,300	43,766
		237,390
Leisure Equipment & Products - 0.0%
Sport Supply Group, Inc.	117,500	1,479
Media - 3.5%
CKX, Inc. (a)	285,693	1,506
Comcast Corp. Class A	436,500	7,359
DIRECTV (a)	2,502,535	83,460
Discovery Communications, Inc. (a)	2,081,000	63,824
DreamWorks Animation SKG, Inc. Class A (a)	237,924	9,505
Jupiter Telecommunications Co.	2,935	2,906
Liberty Media Corp.:
Capital Series A (a)	52,300	1,249
Starz Series A (a)	163,190	7,531
Marvel Entertainment, Inc. (a)	263,400	14,245
Naspers Ltd. Class N	401,500	16,255
Net Servicos de Comunicacao SA sponsored ADR	86,600	1,172
Pearson PLC	93,300	1,344
Scripps Networks Interactive, Inc. Class A	646,400	26,826
The Walt Disney Co.	5,966,900	192,433
The Weinstein Co. III Holdings, LLC Class A-1 (a)(h)	2,267	850
		430,465
Multiline Retail - 0.6%
99 Cents Only Stores (a)	218,900	2,861
Big Lots, Inc. (a)	84,100	2,437
Dollar General Corp.	114,100	2,559
Dollar Tree, Inc. (a)	731,500	35,331
Dollarama, Inc.	168,000	3,574
Dollarama, Inc. (a)(e)	71,000	1,510
Golden Eagle Retail Group Ltd. (H Shares)	843,000	1,710
Mothercare PLC	79,633	878
Next PLC	230,000	7,743
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Parkson Retail Group Ltd.	5,148,500	$ 9,060
PCD Stores Group Ltd.	7,260,000	2,787
		70,450
Specialty Retail - 2.8%
Advance Auto Parts, Inc.	386,300	15,637
Aeropostale, Inc. (a)	307,100	10,457
Bed Bath & Beyond, Inc. (a)	186,000	7,185
Belle International Holdings Ltd.	4,460,000	5,167
Best Buy Co., Inc.	322,600	12,730
Chico's FAS, Inc. (a)	80,400	1,130
Fourlis Holdings SA	527,400	6,939
Gymboree Corp. (a)	119,500	5,197
Hengdeli Holdings Ltd.	3,096,000	1,169
Inditex SA	217,722	13,525
J. Crew Group, Inc. (a)	1,166,615	52,194
Lumber Liquidators, Inc. (a)(c)	218,700	5,861
O'Reilly Automotive, Inc. (a)	122,000	4,651
RadioShack Corp.	295,300	5,758
Ross Stores, Inc.	643,373	27,478
Rue21, Inc.	20,400	573
Staples, Inc.	512,100	12,593
TJX Companies, Inc.	3,625,400	132,508
Urban Outfitters, Inc. (a)	658,100	23,027
Vitamin Shoppe, Inc.	41,100	914
		344,693
Textiles, Apparel & Luxury Goods - 1.8%
Burberry Group PLC	663,800	6,426
China Dongxiang Group Co. Ltd.	4,722,000	3,643
China Hongxing Sports Ltd.	6,000,000	811
Coach, Inc.	617,600	22,561
Li Ning Co. Ltd.	1,874,500	7,107
NIKE, Inc. Class B	2,387,300	157,729
Phillips-Van Heusen Corp.	26,100	1,062
Polo Ralph Lauren Corp. Class A	201,300	16,301
Shenzhou International Group Holdings Ltd.	547,000	712
		216,352
TOTAL CONSUMER DISCRETIONARY		1,818,320
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 7.7%
Beverages - 2.7%
Anheuser-Busch InBev SA NV	239,570	$ 12,483
C&C Group PLC	373,392	1,609
Coca-Cola FEMSA SAB de CV sponsored ADR	36,500	2,399
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	31,100	3,144
Diageo PLC sponsored ADR	203,000	14,090
Dr Pepper Snapple Group, Inc.	43,700	1,237
Fomento Economico Mexicano SAB de CV sponsored ADR	51,300	2,456
The Coca-Cola Co.	4,906,300	279,659
Tsingtao Brewery Co. Ltd. (H Shares)	1,896,000	10,487
		327,564
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	390,000	23,076
Susser Holdings Corp. (a)	64,402	553
Tesco PLC	7,647,027	52,895
Wal-Mart Stores, Inc.	167,400	8,948
Wm Morrison Supermarkets PLC	1,062,566	4,764
		90,236
Food Products - 1.6%
Ausnutria Dairy Hunan Co. Ltd. Class H	2,145,000	1,759
Brasil Foods SA sponsored ADR (c)	45,900	2,404
Cadbury PLC	839,200	10,816
Campbell Soup Co.	54,400	1,839
Danone	131,541	8,066
General Mills, Inc.	636,000	45,035
Kellogg Co.	460,500	24,499
Nestle SA (Reg.)	752,945	36,504
Ralcorp Holdings, Inc. (a)	288,600	17,232
Tingyi (Cayman Island) Holding Corp.	4,294,000	10,625
TreeHouse Foods, Inc. (a)	525,593	20,425
Want Want China Holdings Ltd.	21,124,000	14,751
		193,955
Household Products - 2.6%
Colgate-Palmolive Co.	1,822,800	149,743
Hypermarcas SA (a)	221,300	4,996
Mcbride PLC	369,800	1,265
Procter & Gamble Co.	2,595,567	157,369
		313,373
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.1%
BaWang International (Group) Holding Ltd.	9,533,000	$ 6,601
Estee Lauder Companies, Inc. Class A	50,800	2,457
Hengan International Group Co. Ltd.	948,000	7,019
Mead Johnson Nutrition Co. Class A	10,207	446
NBTY, Inc. (a)	55,100	2,399
		18,922
Tobacco - 0.0%
Philip Morris International, Inc.	36,500	1,759
TOTAL CONSUMER STAPLES		945,809
ENERGY - 7.4%
Energy Equipment & Services - 1.0%
National Oilwell Varco, Inc.	24,800	1,093
Schlumberger Ltd.	1,805,800	117,540
Seadrill Ltd. (c)	97,400	2,487
		121,120
Oil, Gas & Consumable Fuels - 6.4%
Anadarko Petroleum Corp.	802,900	50,117
Apache Corp.	112,600	11,617
Arena Resources, Inc. (a)	82,300	3,549
BG Group PLC	313,664	5,688
Birchcliff Energy Ltd. (a)	1,487,700	13,381
BP PLC sponsored ADR	19,300	1,119
Canadian Natural Resources Ltd.	639,100	46,230
Cenovus Energy, Inc.	1,192,300	30,073
Chesapeake Energy Corp.	62,499	1,617
Clean Energy Fuels Corp. (a)(c)	268,200	4,133
CNPC (Hong Kong) Ltd.	4,430,000	5,842
Concho Resources, Inc. (a)	413,500	18,566
Crescent Point Energy Corp. (c)	377,500	14,189
EnCana Corp.	1,192,300	38,709
EOG Resources, Inc.	567,800	55,247
EXCO Resources, Inc.	61,700	1,310
Exxon Mobil Corp.	737,702	50,304
Govi High Power Exploration, Inc. (a)(h)	2,750,000	5,500
GoviEx IP Holdings, Inc. (a)(h)	2,750,000	0*
InterOil Corp. (a)	41,400	3,180
Ivanhoe Energy, Inc. (a)(c)	2,114,400	5,957
Newfield Exploration Co. (a)	25,400	1,225
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Niko Resources Ltd.	27,100	$ 2,538
Noble Energy, Inc.	2,446,700	174,254
Northern Oil & Gas, Inc. (a)(c)	906,475	10,733
Occidental Petroleum Corp.	1,250,600	101,736
Pacific Rubiales Energy Corp. (a)(c)	83,700	1,231
PetroBakken Energy Ltd. Class A	337,489	10,385
Petrobank Energy & Resources Ltd. (a)	159,900	7,794
Petroleo Brasileiro SA - Petrobras sponsored ADR	103,700	4,944
Petroplus Holdings AG	544,927	10,015
Range Resources Corp.	678,200	33,808
Reliance Industries Ltd.	327,616	7,698
Sable Mining Africa Ltd. (a)(d)	30,303,030	5,142
Southwestern Energy Co. (a)	794,900	38,314
TransAtlantic Petroleum Ltd. (a)(e)	1,234,400	4,230
Ultra Petroleum Corp. (a)	22,000	1,097
Whiting Petroleum Corp. (a)	36,400	2,601
		784,073
TOTAL ENERGY		905,193
FINANCIALS - 12.0%
Capital Markets - 1.3%
BlackRock, Inc. Class A	20,300	4,714
Charles Schwab Corp.	1,802,100	33,916
Franklin Resources, Inc.	260,400	27,433
Goldman Sachs Group, Inc.	336,100	56,747
T. Rowe Price Group, Inc.	705,200	37,552
		160,362
Commercial Banks - 4.2%
Banco Bradesco SA (PN) sponsored ADR	62,600	1,369
Banco do Brasil SA	703,900	11,833
BOC Hong Kong Holdings Ltd.	2,423,500	5,445
Center Financial Corp.	50,000	230
China Citic Bank Corp. Ltd. Class H	4,460,000	3,775
China Merchants Bank Co. Ltd. (H Shares)	461,000	1,199
HDFC Bank Ltd. sponsored ADR (c)	47,700	6,205
Industrial & Commercial Bank of China Ltd. (H Shares)	14,176,000	11,674
Itau Unibanco Banco Multiplo SA ADR	736,370	16,819
M&T Bank Corp. (c)	18,800	1,258
PT Bank Central Asia Tbk	2,333,500	1,201
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Standard Chartered PLC (United Kingdom)	2,626,126	$ 66,846
State Bank of India	115,430	5,643
Union Bank of India	11,346	65
Wells Fargo & Co.	14,233,785	384,170
		517,732
Consumer Finance - 0.3%
American Express Co.	876,400	35,512
Diversified Financial Services - 1.9%
BM&F BOVESPA SA	323,200	2,286
Citigroup, Inc.	9,470,900	31,349
CME Group, Inc.	18,400	6,181
Gimv NV	18,400	962
Hong Kong Exchanges and Clearing Ltd.	1,040,900	18,519
IntercontinentalExchange, Inc. (a)	100,000	11,230
JPMorgan Chase & Co.	3,878,719	161,626
MSCI, Inc. Class A (a)	74,300	2,363
		234,516
Insurance - 4.0%
ACE Ltd.	310,900	15,669
Admiral Group PLC	837,500	16,093
Berkshire Hathaway, Inc. Class A (a)	3,493	346,506
China Life Insurance Co. Ltd. ADR (c)	14,300	1,049
Fairfax Financial Holdings Ltd. (sub. vtg.)	48,300	18,848
The Chubb Corp.	1,165,600	57,324
The Travelers Companies, Inc.	668,900	33,351
		488,840
Real Estate Investment Trusts - 0.1%
Corporate Office Properties Trust (SBI)	30,700	1,125
Simon Property Group, Inc.	45,872	3,661
Starwood Property Trust, Inc.	145,300	2,745
		7,531
Real Estate Management & Development - 0.2%
China Overseas Land & Investment Ltd.	1,560,000	3,269
Swire Pacific Ltd. (A Shares)	282,000	3,410
Wharf Holdings Ltd.	2,381,000	13,664
		20,343
TOTAL FINANCIALS		1,464,836
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 12.9%
Biotechnology - 3.5%
Actelion Ltd. (Reg.) (a)	296,029	$ 15,781
Alexion Pharmaceuticals, Inc. (a)	399,700	19,513
Allos Therapeutics, Inc. (a)(c)	372,600	2,448
Amgen, Inc. (a)	261,300	14,782
Celgene Corp. (a)	847,400	47,183
Gilead Sciences, Inc. (a)	4,479,200	193,860
Human Genome Sciences, Inc. (a)(c)	816,200	24,976
ImmunoGen, Inc. (a)	274,419	2,157
MannKind Corp. (a)(c)	828,333	7,256
MannKind Corp. warrants 8/3/10 (a)(h)	29,881	35
Medivation, Inc. (a)(c)	853,300	32,127
Micromet, Inc. (a)	467,100	3,111
OREXIGEN Therapeutics, Inc. (a)	121,500	904
Regeneron Pharmaceuticals, Inc. (a)	175,300	4,239
RXi Pharmaceuticals Corp. (a)(c)	571,429	2,617
RXi Pharmaceuticals Corp. warrants 2/4/10 (a)	228,571	775
Seattle Genetics, Inc. (a)	165,800	1,685
Targacept, Inc. (a)	1,105,800	23,133
United Therapeutics Corp. (a)	119,500	6,292
Vertex Pharmaceuticals, Inc. (a)	535,700	22,955
Zymogenetics, Inc. (a)(c)	193,400	1,236
		427,065
Health Care Equipment & Supplies - 2.0%
Alcon, Inc.	215,500	35,417
Baxter International, Inc.	288,700	16,941
Becton, Dickinson & Co.	271,500	21,410
C. R. Bard, Inc.	135,499	10,555
Covidien PLC	1,422,666	68,131
DENTSPLY International, Inc.	719,717	25,312
Edwards Lifesciences Corp. (a)	356,400	30,953
ev3, Inc. (a)	393,800	5,253
ICU Medical, Inc. (a)	27,900	1,017
Inverness Medical Innovations, Inc. (a)	166,300	6,903
Mindray Medical International Ltd. sponsored ADR (c)	34,100	1,157
NuVasive, Inc. (a)	199,400	6,377
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	2,284,000	7,612
Thoratec Corp. (a)	102,800	2,767
		239,805
Health Care Providers & Services - 1.6%
Emergency Medical Services Corp. Class A (a)	157,100	8,507
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc. (a)	589,100	$ 50,928
Henry Schein, Inc. (a)	51,800	2,725
HMS Holdings Corp. (a)	80,400	3,915
Medco Health Solutions, Inc. (a)	2,070,500	132,326
Sinopharm Group Co. Ltd. Class H	438,000	1,539
		199,940
Health Care Technology - 0.4%
Cerner Corp. (a)	368,700	30,396
Quality Systems, Inc.	337,900	21,217
		51,613
Life Sciences Tools & Services - 1.2%
Fluidigm Corp. warrants 9/10/10 (a)	1	0
Illumina, Inc. (a)	72,300	2,216
Life Technologies Corp. (a)	516,400	26,972
Mettler-Toledo International, Inc. (a)	552,000	57,954
QIAGEN NV (a)	517,600	11,553
Techne Corp.	47,400	3,250
Thermo Fisher Scientific, Inc. (a)	64,600	3,081
Waters Corp. (a)	651,000	40,336
		145,362
Pharmaceuticals - 4.2%
Abbott Laboratories	3,134,500	169,232
Allergan, Inc.	173,400	10,926
AstraZeneca PLC (United Kingdom)	1,228,655	57,777
Bristol-Myers Squibb Co.	620,432	15,666
Dr. Reddy's Laboratories Ltd. sponsored ADR (c)	146,900	3,556
Forest Laboratories, Inc. (a)	964,400	30,967
Johnson & Johnson	1,603,700	103,294
MAP Pharmaceuticals, Inc. (a)	599,800	5,716
Merck & Co., Inc.	102,300	3,738
Novo Nordisk AS Series B	450,333	28,763
Optimer Pharmaceuticals, Inc. (a)	116,900	1,319
Salix Pharmaceuticals Ltd. (a)	238,100	6,048
Shionogi & Co. Ltd.	108,000	2,343
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,002,900	56,343
Valeant Pharmaceuticals International (a)(c)	530,700	16,871
		512,559
TOTAL HEALTH CARE		1,576,344
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 2.9%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	39,500	$ 1,149
DigitalGlobe, Inc.	53,000	1,283
GeoEye, Inc. (a)	78,200	2,180
Precision Castparts Corp.	34,500	3,807
Raytheon Co.	21,100	1,087
United Technologies Corp.	182,100	12,640
		22,146
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	1,374,272	80,711
Airlines - 0.0%
Ryanair Holdings PLC sponsored ADR (a)	42,500	1,140
Southwest Airlines Co.	345,200	3,946
		5,086
Building Products - 0.1%
Armstrong World Industries, Inc. (a)	175,800	6,844
Commercial Services & Supplies - 0.2%
APAC Customer Services, Inc. (a)(c)(d)	2,732,044	16,283
Stericycle, Inc. (a)	191,900	10,587
Waste Connections, Inc. (a)	35,400	1,180
		28,050
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc. (a)	503,200	18,925
Electrical Equipment - 0.3%
A123 Systems, Inc.	43,400	974
American Superconductor Corp. (a)(c)	349,100	14,278
China High Speed Transmission Equipment Group Co. Ltd.	2,709,000	6,577
Cooper Industries PLC Class A	332,645	14,184
Nexxus Lighting, Inc. (a)	109,400	372
		36,385
Industrial Conglomerates - 0.0%
Beijing Enterprises Holdings Ltd.	635,500	4,603
Carlisle Companies, Inc.	32,100	1,100
		5,703
Machinery - 0.8%
China Automation Group Ltd.	5,128,000	4,183
Danaher Corp.	740,177	55,661
Duoyuan Global Water, Inc. ADR (c)	90,300	3,232
Oshkosh Co.	61,700	2,285
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
PACCAR, Inc.	502,723	$ 18,234
SmartHeat, Inc. (a)(c)	630,800	9,159
		92,754
Marine - 0.0%
Kuehne & Nagel International AG	12,190	1,183
Professional Services - 0.1%
Robert Half International, Inc.	243,700	6,514
SEEK Ltd.	1,000,000	6,198
Verisk Analytics, Inc.	200,800	6,080
		18,792
Road & Rail - 0.3%
Canadian National Railway Co.	514,400	28,074
CSX Corp.	73,600	3,569
Dollar Thrifty Automotive Group, Inc. (a)	64,400	1,649
Knight Transportation, Inc.	38,000	733
Norfolk Southern Corp.	23,300	1,221
		35,246
Trading Companies & Distributors - 0.0%
Fastenal Co. (c)	56,400	2,348
W.W. Grainger, Inc.	22,000	2,130
		4,478
TOTAL INDUSTRIALS		356,303
INFORMATION TECHNOLOGY - 30.2%
Communications Equipment - 2.1%
Aruba Networks, Inc. (a)	3,500	37
BYD Electronic International Co. Ltd. (a)	12,928,500	10,530
Cisco Systems, Inc. (a)	3,709,800	88,813
F5 Networks, Inc. (a)	343,000	18,172
Motorola, Inc.	501,500	3,892
QUALCOMM, Inc.	3,075,000	142,250
ZTE Corp. (H Shares)	34,400	211
		263,905
Computers & Peripherals - 6.9%
Apple, Inc. (a)	3,004,453	633,519
Compellent Technologies, Inc. (a)	171,400	3,887
Dell, Inc. (a)	461,000	6,620
EMC Corp. (a)	69,900	1,221
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hewlett-Packard Co.	3,184,100	$ 164,013
NetApp, Inc. (a)	836,300	28,760
Western Digital Corp. (a)	176,100	7,775
		845,795
Electronic Equipment & Components - 1.1%
Agilent Technologies, Inc.	259,100	8,050
Amphenol Corp. Class A (a)	1,161,840	53,654
BYD Co. Ltd. (H Shares) (a)(c)	4,365,190	38,263
Corning, Inc.	139,000	2,684
FLIR Systems, Inc. (a)	911,700	29,831
Itron, Inc. (a)	18,500	1,250
Prime View International Co. Ltd. sponsored GDR (a)(e)	89,500	2,356
Samsung SDI Co. Ltd.	9,106	1,160
Tech Data Corp. (a)	26,500	1,236
Wasion Group Holdings Ltd.	4,128,000	4,290
		142,774
Internet Software & Services - 7.5%
AOL, Inc. (a)	164,999	3,841
Baidu.com, Inc. sponsored ADR (a)	67,800	27,881
Constant Contact, Inc. (a)	199,000	3,184
Google, Inc. Class A (a)	1,119,871	694,297
LogMeIn, Inc.	106,500	2,125
NetEase.com, Inc. sponsored ADR (a)(c)	911,000	34,263
NHN Corp. (a)	6,949	1,144
Open Text Corp. (a)	49,400	2,008
Rackspace Hosting, Inc. (a)	117,800	2,456
SkillSoft PLC sponsored ADR (a)	111,800	1,172
Sohu.com, Inc. (a)(c)	282,100	16,159
Tencent Holdings Ltd.	4,614,700	99,802
VistaPrint Ltd. (a)	317,200	17,973
WebMD Health Corp. (a)	230,036	8,854
		915,159
IT Services - 4.2%
Accenture PLC Class A	1,747,400	72,517
Cognizant Technology Solutions Corp. Class A (a)	430,400	19,497
Echo Global Logistics, Inc.	28,600	363
Fidelity National Information Services, Inc.	1,120,300	26,260
Fiserv, Inc. (a)	46,700	2,264
Global Payments, Inc.	14,300	770
Hewitt Associates, Inc. Class A (a)	409,500	17,305
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Infosys Technologies Ltd. sponsored ADR	16,300	$ 901
MasterCard, Inc. Class A	179,469	45,940
Redecard SA	413,200	6,782
The Western Union Co.	46,600	878
VeriFone Holdings, Inc. (a)	4,800	79
Visa, Inc. Class A	3,653,800	319,561
Wipro Ltd. sponsored ADR (c)	58,100	1,294
		514,411
Semiconductors & Semiconductor Equipment - 3.4%
Altera Corp.	1,069,700	24,207
Analog Devices, Inc.	38,200	1,206
ARM Holdings PLC sponsored ADR	305,800	2,618
ASML Holding NV (NY Shares)	367,600	12,531
Atheros Communications, Inc. (a)	28,983	992
Avago Technologies Ltd.	270,800	4,953
Broadcom Corp. Class A (a)	892,000	28,053
Cree, Inc. (a)	729,000	41,094
Cymer, Inc. (a)	131,000	5,028
Intel Corp.	441,000	8,996
KLA-Tencor Corp.	241,100	8,718
Marvell Technology Group Ltd. (a)	3,684,700	76,458
MediaTek, Inc.	65,000	1,134
NVIDIA Corp. (a)	2,965,600	55,397
ON Semiconductor Corp. (a)	488,000	4,299
Samsung Electronics Co. Ltd.	154,257	105,698
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,921,346	33,420
		414,802
Software - 5.0%
Activision Blizzard, Inc. (a)	3,834,600	42,602
Adobe Systems, Inc. (a)	971,806	35,743
ANSYS, Inc. (a)	173,700	7,549
ArcSight, Inc. (a)	314,239	8,038
Ariba, Inc. (a)	109,800	1,375
AsiaInfo Holdings, Inc. (a)	576,000	17,551
BMC Software, Inc. (a)	1,083,400	43,444
Check Point Software Technologies Ltd. (a)	1,045,300	35,415
Citrix Systems, Inc. (a)	626,800	26,081
CommVault Systems, Inc. (a)	98,800	2,341
Fortinet, Inc.	204,700	3,597
Informatica Corp. (a)	574,409	14,854
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Intuit, Inc. (a)	38,500	$ 1,182
Longtop Financial Technologies Ltd. ADR (a)	204,600	7,574
McAfee, Inc. (a)	1,983,400	80,467
Oracle Corp.	5,625,150	138,041
Pegasystems, Inc.	197,100	6,701
Perfect World Co. Ltd. sponsored ADR Class B (a)	99,100	3,909
Red Hat, Inc. (a)	490,800	15,166
Rovi Corp. (a)	194,000	6,183
Salesforce.com, Inc. (a)	523,700	38,633
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	381,600	20,076
SolarWinds, Inc. (c)	328,800	7,566
Solera Holdings, Inc.	32,900	1,185
Sourcefire, Inc. (a)	967,340	25,876
SuccessFactors, Inc. (a)	163,900	2,717
Sybase, Inc. (a)	55,600	2,413
TIBCO Software, Inc. (a)	592,300	5,704
VanceInfo Technologies, Inc. ADR (a)	237,700	4,566
VMware, Inc. Class A (a)	54,500	2,310
		608,859
TOTAL INFORMATION TECHNOLOGY		3,705,705
MATERIALS - 5.3%
Chemicals - 0.5%
Ecolab, Inc.	835,300	37,238
Huabao International Holdings Ltd.	15,641,000	16,818
Lubrizol Corp.	61,100	4,457
Valspar Corp.	30,300	822
		59,335
Containers & Packaging - 0.1%
Owens-Illinois, Inc. (a)	28,300	930
Rock-Tenn Co. Class A	112,000	5,646
Temple-Inland, Inc.	313,100	6,610
		13,186
Metals & Mining - 4.7%
Alamos Gold, Inc. (a)	104,100	1,244
AngloGold Ashanti Ltd. sponsored ADR	568,800	22,854
B2Gold Corp. (a)	1,404,000	1,617
B2Gold Corp. (a)(e)	500,000	576
BHP Billiton Ltd. sponsored ADR	158,900	12,169
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Eldorado Gold Corp. (a)	4,402,803	$ 62,523
First Quantum Minerals Ltd.	51,900	3,965
Franco-Nevada Corp.	1,402,200	37,502
Franco-Nevada Corp. (e)	126,300	3,378
Franco-Nevada Corp. warrants 6/16/17 (a)(e)	63,150	397
Goldcorp, Inc.	2,693,301	105,999
Ivanhoe Mines Ltd. (a)	4,017,100	59,302
Kinross Gold Corp.	4,055,076	74,760
Newcrest Mining Ltd.	2,507,164	79,565
Randgold Resources Ltd. sponsored ADR	880,722	69,683
Red Back Mining, Inc. (a)	1,854,804	26,481
Red Back Mining, Inc. (a)(e)	98,900	1,412
Vale SA sponsored ADR	240,900	6,993
Ventana Gold Corp. (a)	164,400	1,261
		571,681
TOTAL MATERIALS		644,202
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.1%
AboveNet, Inc. (a)	89,000	5,789
Clearwire Corp.:
rights 6/21/10 (a)	357,050	143
Class A (a)	357,050	2,414
Iliad Group SA	10,223	1,222
Nippon Telegraph & Telephone Corp.	138,400	5,470
Telmex Internacional SAB de CV Series L ADR (c)	155,400	2,758
		17,796
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	287,900	12,440
MTN Group Ltd.	293,200	4,665
NTT DoCoMo, Inc.	2,849	3,978
Sprint Nextel Corp. (a)	647,700	2,371
Vivo Participacoes SA sponsored ADR	614,700	19,056
		42,510
TOTAL TELECOMMUNICATION SERVICES		60,306
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.1%
Multi-Utilities - 0.1%
YTL Corp. Bhd	3,794,910	$ 8,091
Water Utilities - 0.0%
YTL Power International Bhd	3,555	2
TOTAL UTILITIES		8,093
TOTAL COMMON STOCKS (Cost $9,315,008)		11,485,111
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Ning, Inc. Series D 8.00% (a)(h)	541,260	3,191
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Light Sciences Oncology, Inc. (a)(h)	463,700	1,855
Light Sciences Oncology, Inc. Series B (a)(h)	1,792,115	7,168
		9,023
Health Care Equipment & Supplies - 0.0%
superDimension Ltd. (a)(h)	91,600	1,053
Life Sciences Tools & Services - 0.0%
Fluidigm Corp. (a)	143,925	1,007
TOTAL HEALTH CARE		11,083
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
Digg, Inc. Series C, 8.00% (a)(h)	64,821	486
Software - 0.1%
Trion World Network, Inc. 8.00% (h)	602,295	3,307
TOTAL INFORMATION TECHNOLOGY		3,793
TOTAL CONVERTIBLE PREFERRED STOCKS		18,067
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Slide, Inc. Series D (a)(h)	809,262	$ 1,003
TOTAL PREFERRED STOCKS (Cost $34,367)		19,070
Nonconvertible Bonds - 0.1%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Ford Motor Co.:
6.375% 2/1/29	$ 700	515
6.625% 10/1/28	1,490	1,118
7.45% 7/16/31	2,235	1,975
		3,608
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Ford Holdings LLC 9.3% 3/1/30	6,415	5,902
TOTAL NONCONVERTIBLE BONDS (Cost $4,295)		9,510
Floating Rate Loans - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Ford Motor Co. term loan 3.2871% 12/15/13 (f) (Cost $5,910)	6,666	6,183
Money Market Funds - 7.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.16% (g)	771,494,181	$ 771,494
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(g)	139,250,900	139,251
TOTAL MONEY MARKET FUNDS (Cost $910,745)		910,745
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $10,270,325)		12,430,619
NET OTHER ASSETS - (1.5)%		(183,763)
NET ASSETS - 100%		$ 12,246,856
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,859,000 or 0.1% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,448,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Digg, Inc. Series C, 8.00%	9/23/08	$ 683
Govi High Power Exploration, Inc.	9/28/07	$ 5,500
GoviEx IP Holdings, Inc.	7/28/08	$ 0*
Light Sciences Oncology, Inc.	7/9/08	$ 3,881
Light Sciences Oncology, Inc. Series B	4/4/07	$ 15,000
MannKind Corp. warrants 8/3/10	8/3/05	$ 1
Ning, Inc. Series D 8.00%	3/19/08	$ 3,870
Slide, Inc. Series D	1/14/08	$ 3,693
superDimension Ltd.	2/27/08 - 5/22/08	$ 1,963
The Weinstein Co. III Holdings, LLC Class A-1	10/19/05	$ 2,267
Trion World Network, Inc. 8.00%	8/22/08	$ 3,307
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,733
Fidelity Securities Lending Cash Central Fund	1,772
Total	$ 5,505
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
APAC Customer Services, Inc.	$ -	$ 14,329	$ -	$ -	$ 16,283
Sable Mining Africa Ltd.	-	4,932	-	-	5,142
Total	$ -	$ 19,261	$ -	$ -	$ 21,425
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,818,320	$ 1,725,900	$ 91,570	$ 850
Consumer Staples	945,809	894,567	51,242	-
Energy	905,193	893,851	5,842	5,500
Financials	1,468,027	1,403,881	60,955	3,191
Health Care	1,587,427	1,506,263	70,081	11,083
Industrials	356,303	340,940	15,363	-
Information Technology	3,709,498	3,552,609	153,096	3,793
Materials	644,202	627,384	16,818	-
Telecommunication Services	61,309	50,858	9,448	1,003
Utilities	8,093	8,093	-	-
Corporate Bonds	9,510	-	9,510	-
Floating Rate Loans	6,183	-	6,183	-
Money Market Funds	910,745	910,745	-	-
Total Investments in Securities:	$ 12,430,619	$ 11,915,091	$ 490,108	$ 25,420
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities: (Amounts in thousands)
Beginning Balance	$ 67,974
Total Realized Gain (Loss)	(16,265)
Total Unrealized Gain (Loss)	(9,129)
Cost of Purchases	45
Proceeds of Sales	(11,735)
Amortization/Accretion	-
Transfers in/out of Level 3	(5,470)
Ending Balance	$ 25,420
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2009	$ (5,859)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	78.4%
Canada	5.6%
China	2.4%
United Kingdom	2.1%
Ireland	1.3%
Bermuda	1.0%
Netherlands Antilles	1.0%
Others (individually less than 1%)	8.2%
100.0%
Income Tax Information
At December 31, 2009, the fund had a capital loss carryforward of approximately $1,550,171,000 of which $726,035,000 and $824,136,000 will expire on December 31, 2016 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending December 31, 2010 approximately $84,647,000 of losses recognized during the period November 1, 2009 to December 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2009
Assets
Investment in securities, at value (including securities loaned of $134,730) - See accompanying schedule: Unaffiliated issuers (cost $9,340,319)	$ 11,498,449
Fidelity Central Funds (cost $910,745)	910,745
Other affiliated issuers (cost $19,261)	21,425
Total Investments (cost $10,270,325)		$ 12,430,619
Cash		305
Receivable for investments sold		2,585
Receivable for fund shares sold		25,058
Dividends receivable		7,162
Interest receivable		333
Distributions receivable from Fidelity Central Funds		257
Prepaid expenses		48
Other receivables		303
Total assets		12,466,670

Liabilities
Payable for investments purchased	$ 45,577
Payable for fund shares redeemed	22,422
Accrued management fee	6,427
Distribution fees payable	3,311
Other affiliated payables	2,402
Other payables and accrued expenses	424
Collateral on securities loaned, at value	139,251
Total liabilities		219,814

Net Assets		$ 12,246,856
Net Assets consist of:
Paid in capital		$ 11,832,430
Accumulated net investment loss		(45)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,745,839)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,160,310
Net Assets		$ 12,246,856

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,264,638 ÷ 247,403 shares)	$ 17.24

Maximum offering price per share (100/94.25 of $17.24)	$ 18.29
Class T: Net Asset Value and redemption price per share ($1,557,262 ÷ 91,154 shares)	$ 17.08

Maximum offering price per share (100/96.50 of $17.08)	$ 17.70
Class B: Net Asset Value and offering price per share ($400,943 ÷ 24,313 shares)A	$ 16.49

Class C: Net Asset Value and offering price per share ($1,798,828 ÷ 108,671 shares)A	$ 16.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,225,185 ÷ 242,937 shares)	$ 17.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2009
Investment Income
Dividends		$ 108,289
Interest		656
Income from Fidelity Central Funds		5,505
Total income		114,450
Expenses
Management fee Basic fee	$ 54,209
Performance adjustment	8,928
Transfer agent fees	25,498
Distribution fees	33,054
Accounting and security lending fees	1,440
Custodian fees and expenses	608
Independent trustees' compensation	65
Registration fees	771
Audit	93
Legal	49
Miscellaneous	183
Total expenses before reductions	124,898
Expense reductions	(865)	124,033
Net investment income (loss)		(9,583)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(358,609)
Foreign currency transactions	(184)
Capital gain distributions from Fidelity Central Funds	9
Total net realized gain (loss)		(358,784)
Change in net unrealized appreciation (depreciation) on: Investment securities	2,979,201
Assets and liabilities in foreign currencies	5
Total change in net unrealized appreciation (depreciation)		2,979,206
Net gain (loss)		2,620,422
Net increase (decrease) in net assets resulting from operations		$ 2,610,839

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (9,583)	$ 11,706
Net realized gain (loss)	(358,784)	(1,357,004)
Change in net unrealized appreciation (depreciation)	2,979,206	(3,202,536)
Net increase (decrease) in net assets resulting from operations	2,610,839	(4,547,834)
Distributions to shareholders from net investment income	(3,220)	(4,517)
Distributions to shareholders from net realized gain	(12,352)	(56,382)
Total distributions	(15,572)	(60,899)
Share transactions - net increase (decrease)	1,323,677	3,443,380
Total increase (decrease) in net assets	3,918,944	(1,165,353)

Net Assets
Beginning of period	8,327,912	9,493,265
End of period (including accumulated net investment loss of $45 and undistributed net investment income of $2,772, respectively)	$ 12,246,856	$ 8,327,912

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 13.36	$ 21.65	$ 18.37	$ 16.65	$ 13.99
Income from Investment Operations
Net investment income (loss) C	- G	.05	.08	.06	.02
Net realized and unrealized gain (loss)	3.89	(8.22)	3.65	1.78	2.64
Total from investment operations	3.89	(8.17)	3.73	1.84	2.66
Distributions from net investment income	-	- G	(.06)	(.03)	-
Distributions from net realized gain	(.01)	(.12)	(.39)	(.08)	-
Total distributions	(.01)	(.12)	(.45)	(.12) H	-
Net asset value, end of period	$ 17.24	$ 13.36	$ 21.65	$ 18.37	$ 16.65
Total Return A, B	29.12%	(37.92)%	20.26%	11.06%	19.01%
Ratios to Average Net Assets D, F
Expenses before reductions	1.19%	1.10%	1.09%	1.12%	1.17%
Expenses net of fee waivers, if any	1.19%	1.10%	1.09%	1.12%	1.17%
Expenses net of all reductions	1.18%	1.10%	1.08%	1.11%	1.13%
Net investment income (loss)	-% I	.26%	.42%	.37%	.13%
Supplemental Data
Net assets, end of period (in millions)	$ 4,265	$ 2,614	$ 2,630	$ 1,823	$ 1,019
Portfolio turnover rate E	58%	74%	57%	79%	65%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.12 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.083 per share.

I Amount represents less than .01%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 13.26	$ 21.56	$ 18.29	$ 16.57	$ 13.96
Income from Investment Operations
Net investment income (loss) C	(.04)	- G	.04	.03	(.01)
Net realized and unrealized gain (loss)	3.86	(8.18)	3.62	1.77	2.62
Total from investment operations	3.82	(8.18)	3.66	1.80	2.61
Distributions from net realized gain	-	(.12)	(.39)	(.08)	-
Net asset value, end of period	$ 17.08	$ 13.26	$ 21.56	$ 18.29	$ 16.57
Total Return A, B	28.81%	(38.13)%	20.00%	10.90%	18.70%
Ratios to Average Net D, F
Expenses before reductions	1.45%	1.34%	1.31%	1.32%	1.38%
Expenses net of fee waivers, if any	1.45%	1.34%	1.31%	1.32%	1.38%
Expenses net of all reductions	1.44%	1.34%	1.31%	1.31%	1.34%
Net investment income (loss)	(.25)%	.02%	.19%	.17%	(.08)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,557	$ 1,254	$ 2,185	$ 2,165	$ 1,393
Portfolio turnover rate E	58%	74%	57%	79%	65%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.88	$ 21.04	$ 17.97	$ 16.35	$ 13.85
Income from Investment Operations
Net investment income (loss) C	(.11)	(.10)	(.08)	(.07)	(.10)
Net realized and unrealized gain (loss)	3.72	(7.94)	3.54	1.74	2.60
Total from investment operations	3.61	(8.04)	3.46	1.67	2.50
Distributions from net realized gain	-	(.12)	(.39)	(.05)	-
Net asset value, end of period	$ 16.49	$ 12.88	$ 21.04	$ 17.97	$ 16.35
Total Return A, B	28.03%	(38.41)%	19.24%	10.23%	18.05%
Ratios to Average Net Assets D, F
Expenses before reductions	2.01%	1.91%	1.89%	1.93%	1.98%
Expenses net of fee waivers, if any	2.00%	1.91%	1.89%	1.93%	1.98%
Expenses net of all reductions	1.99%	1.91%	1.89%	1.92%	1.94%
Net investment income (loss)	(.81)%	(.55)%	(.39)%	(.44)%	(.68)%
Supplemental Data
Net assets, end of period (in millions)	$ 401	$ 313	$ 489	$ 452	$ 339
Portfolio turnover rate E	58%	74%	57%	79%	65%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.92	$ 21.10	$ 18.00	$ 16.37	$ 13.86
Income from Investment Operations
Net investment income (loss) C	(.11)	(.09)	(.06)	(.06)	(.09)
Net realized and unrealized gain (loss)	3.74	(7.97)	3.55	1.74	2.60
Total from investment operations	3.63	(8.06)	3.49	1.68	2.51
Distributions from net realized gain	-	(.12)	(.39)	(.05)	-
Net asset value, end of period	$ 16.55	$ 12.92	$ 21.10	$ 18.00	$ 16.37
Total Return A, B	28.10%	(38.39)%	19.37%	10.28%	18.11%
Ratios to Average Net Assets D, F
Expenses before reductions	1.95%	1.85%	1.82%	1.85%	1.89%
Expenses net of fee waivers, if any	1.95%	1.85%	1.82%	1.85%	1.89%
Expenses net of all reductions	1.94%	1.85%	1.82%	1.83%	1.85%
Net investment income (loss)	(.76)%	(.49)%	(.32)%	(.35)%	(.59)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,799	$ 1,355	$ 1,879	$ 1,596	$ 1,006
Portfolio turnover rate E	58%	74%	57%	79%	65%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 13.49	$ 21.84	$ 18.52	$ 16.78	$ 14.05
Income from Investment Operations
Net investment income (loss) B	.03	.09	.14	.12	.07
Net realized and unrealized gain (loss)	3.93	(8.30)	3.67	1.79	2.66
Total from investment operations	3.96	(8.21)	3.81	1.91	2.73
Distributions from net investment income	(.02)	(.02)	(.10)	(.09)	-
Distributions from net realized gain	(.04)	(.12)	(.39)	(.08)	-
Total distributions	(.06)	(.14)	(.49)	(.17) F	-
Net asset value, end of period	$ 17.39	$ 13.49	$ 21.84	$ 18.52	$ 16.78
Total Return A	29.37%	(37.76)%	20.57%	11.40%	19.43%
Ratios to Average Net Assets C, E
Expenses before reductions	.96%	.86%	.81%	.83%	.84%
Expenses net of fee waivers, if any	.96%	.86%	.81%	.83%	.84%
Expenses net of all reductions	.95%	.85%	.81%	.82%	.79%
Net investment income (loss)	.24%	.50%	.69%	.66%	.47%
Supplemental Data
Net assets, end of period (in millions)	$ 4,225	$ 2,793	$ 2,309	$ 1,540	$ 498
Portfolio turnover rate D	58%	74%	57%	79%	65%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.17 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, February 16, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2009, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise,

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2009, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,289,678
Gross unrealized depreciation	(258,870)
Net unrealized appreciation (depreciation)	$ 2,030,808

Tax Cost	$ 10,399,811

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 18,489
Capital loss carryforward	$ (1,550,171)
Net unrealized appreciation (depreciation)	$ 2,030,823

The tax character of distributions paid was as follows:

	December 31, 2009	December 31, 2008
Ordinary Income	$ 15,572	$ 7,041
Long-term Capital Gains	-	53,858
Total	$ 15,572	$ 60,899

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,501,020 and $5,170,633, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund, as compared to an appropriate benchmark index. The Fund's performance period began on October 1, 2007 and subsequent months will be added until the performance period includes 36 months. The performance adjustment took effect in September 2008. For the period, the total annual management fee rate, including the performance adjustment, was .65% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 8,153	$ 444
Class T	.25%	.25%	6,610	28
Class B	.75%	.25%	3,378	2,544
Class C	.75%	.25%	14,913	3,539
			$ 33,054	$ 6,555

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,102
Class T	196
Class B*	784
Class C*	252
$ 2,334

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 8,318.25
Class T	3,435.26
Class B	1,109.33
Class C	3,933.26
Institutional Class	8,703.27
	$ 25,498

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $65 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $46 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to

Annual Report

8. Security Lending - continued

the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,772.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	2.00%	$ 50

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $813 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2009	2008
From net investment income
Class A	$ -	$ 5
Institutional Class	3,220	4,512
Total	$ 3,220	$ 4,517
From net realized gain
Class A	$ 2,465	$ 15,552
Class T	-	11,399
Class B	-	2,709
Class C	-	10,794
Institutional Class	9,887	15,928
Total	$ 12,352	$ 56,382

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2009	2008	2009	2008
Class A
Shares sold	104,375	119,010	$ 1,494,493	$ 2,140,557
Reinvestment of distributions	270	733	4,650	14,197
Shares redeemed	(52,894)	(45,547)	(757,053)	(756,171)
Net increase (decrease)	51,751	74,196	$ 742,090	$ 1,398,583
Class T
Shares sold	21,310	23,040	$ 301,368	$ 407,661
Reinvestment of distributions	-	555	-	10,694
Shares redeemed	(24,666)	(30,471)	(343,847)	(526,856)
Net increase (decrease)	(3,356)	(6,876)	$ (42,479)	$ (108,501)
Class B
Shares sold	5,587	6,574	$ 75,985	$ 114,734
Reinvestment of distributions	-	121	-	2,270
Shares redeemed	(5,591)	(5,630)	(75,502)	(93,597)
Net increase (decrease)	(4)	1,065	$ 483	$ 23,407
Class C
Shares sold	26,780	39,154	$ 366,996	$ 680,481
Reinvestment of distributions	-	427	-	8,052
Shares redeemed	(22,967)	(23,763)	(310,754)	(381,933)
Net increase (decrease)	3,813	15,818	$ 56,242	$ 306,600
Institutional Class
Shares sold	125,440	157,886	$ 1,816,051	$ 2,763,287
Reinvestment of distributions	1,257	834	20,220	14,720
Shares redeemed	(90,870)	(57,341)	(1,268,930)	(954,716)
Net increase (decrease)	35,827	101,379	$ 567,341	$ 1,823,291

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Contrafund and the Shareholders of Fidelity Advisor New Insights Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor New Insights Fund (a fund of Fidelity Contrafund) at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor New Insights Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 16, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 222 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1984

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2001

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc.(2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor New Insights Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	02/08/10	02/05/10	$.03

The Institutional Class designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The Institutional Class designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor New Insights Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Advisor New Insights Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also stated that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Class A through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Advisor New Insights Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for 2008 represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, and Institutional Class ranked below its competitive median for 2008 and the total expenses of Class T ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

ANIFI-UANN-0210
1.796411.106

Fidelity®

Contrafund®

Annual Report

December 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year, investors saw a turnaround in the global capital markets, as riskier assets - namely stocks and higher-yielding bonds - staged a comeback after a very difficult 2008 and early 2009. Credit conditions improved and economic growth resumed, setting the stage for a broad-based rebound in asset prices. But risks to a sustained recovery remained, including high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Past 5 years	Past 10 years
Contrafund®	29.23%	4.75%	3.17%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Contrafund®, a class of the fund, on December 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The U.S. stock market experienced one of its most abrupt turnarounds ever in 2009. Equities sustained significant declines in the first quarter, as fallout from the global financial crisis continued. Companies initially hurt by the collapse of the housing market, fading consumer confidence, weak corporate earnings and evaporating credit began to show improvement in March after both sharp cost-cutting and unprecedented government intervention began to take hold. As profits improved, investors' appetite for equities returned, despite weak consumer spending and rising unemployment rates. From March 9 through the end of the year, a roughly 65% rise in the Standard & Poor's 500SM Index wiped out the period's earlier losses and netted a gain of 26.46% by December 31, 2009 - the best calendar-year advance for the index since 2003. Within the S&P 500®, nine of the 10 major market segments registered double-digit increases during the period, led by the economically sensitive information technology, materials and consumer discretionary sectors. The technology-heavy Nasdaq Composite® Index rose 45.32% in 2009, the best return among all major U.S. equity indexes. Also during the period, the Dow Jones U.S. Total Stock Market IndexSM - the broadest gauge of U.S. stocks - climbed 28.57%, while the Dow Jones Industrial AverageSM rose 22.68%.

Comments from William Danoff, Portfolio Manager of Fidelity® Contrafund®: It was a relatively good year for the fund, whose Retail Class shares returned 29.23% for the 12-month period ending December 31, 2009, surpassing the S&P 500 by almost three percentage points. Relative performance was driven by good stock selection and an increased overweighting in technology. During the period, I increased the fund's stake in Internet search leader Google and iPhone maker Apple, the two largest contributors to the fund's return. The fund also benefited from not owning benchmark component General Electric, whose stock price was stymied by problems in its financing unit. Similarly, stock selection and an underweighting in the energy sector, particularly Exxon Mobil, also contributed, as did our foreign holdings, which were bolstered in part by the weaker dollar. Detractors included an out-of-index position in insurance-focused conglomerate Berkshire Hathaway, which saw muted gains during the market's rebound. An overweighting in biopharmaceutical company Gilead Sciences also hurt, affected by overall weakness in the health care sector. Despite these short-term negatives, I felt both companies remained well positioned for the long term and continued to hold them at period end. A relatively high cash position also hurt when the market turned in March.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
Contrafund	.99%
Actual		$ 1,000.00	$ 1,222.90	$ 5.55
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 5.04
Class K	.85%
Actual		$ 1,000.00	$ 1,223.50	$ 4.76
HypotheticalA		$ 1,000.00	$ 1,020.92	$ 4.33

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	6.3	5.0
Apple, Inc.	5.1	3.9
Wells Fargo & Co.	3.2	3.4
Berkshire Hathaway, Inc. Class A	3.2	3.6
The Coca-Cola Co.	2.4	2.4
McDonald's Corp.	2.2	2.3
Visa, Inc. Class A	2.2	1.7
The Walt Disney Co.	1.7	1.5
Gilead Sciences, Inc.	1.6	2.1
Noble Energy, Inc.	1.5	1.5
	29.4
Top Five Market Sectors as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.3	26.2
Consumer Discretionary	15.3	13.2
Health Care	12.9	15.2
Financials	12.4	12.3
Consumer Staples	8.3	9.5
Asset Allocation (% of fund's net assets)
As of December 31, 2009*		As of June 30, 2009**
	Stocks 95.6%		Stocks 92.7%
	Bonds 0.1%		Bonds 0.1%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Other Investments 0.1%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets 4.1%		Short-Term Investments and Net Other Assets 7.1%
* Foreign investments	22.3%	** Foreign investments	19.4%

Annual Report

Investments December 31, 2009

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.2%
Auto Components - 0.0%
Autoliv, Inc.	150,000	$ 6,504
Gentex Corp.	336,100	5,999
Johnson Controls, Inc.	385,800	10,509
		23,012
Automobiles - 0.5%
Dongfeng Motor Group Co. Ltd. (H Shares)	31,332,000	44,739
Geely Automobile Holdings Ltd. (c)	261,045,000	142,471
Honda Motor Co. Ltd. sponsored ADR	1,704,244	57,774
Toyota Motor Corp.	1,741,600	73,463
		318,447
Diversified Consumer Services - 0.2%
Brinks Home Security Holdings, Inc. (a)	190,100	6,205
MegaStudy Co. Ltd.	30,000	6,149
Strayer Education, Inc. (c)	490,338	104,192
		116,546
Hotels, Restaurants & Leisure - 3.8%
7 Days Group Holdings Ltd. ADR	437,900	5,465
Buffalo Wild Wings, Inc. (a)	89,919	3,621
Cafe de Coral Holdings Ltd.	10,176,000	23,240
Chipotle Mexican Grill, Inc. Class A (a)	2,520,212	222,182
Ctrip.com International Ltd. sponsored ADR (a)	79,000	5,677
Home Inns & Hotels Management, Inc. sponsored ADR (a)	847,000	29,941
Las Vegas Sands Corp. (a)	678,000	10,129
Little Sheep Group Ltd.	18,723,000	10,366
Marriott International, Inc. Class A	1,090,900	29,727
McDonald's Corp.	22,200,670	1,386,210
Panera Bread Co. Class A (a)	463,800	31,061
Sands China Ltd.	20,000,000	24,133
Sodexo SA	779,544	44,491
Starbucks Corp. (a)	8,756,900	201,934
Starwood Hotels & Resorts Worldwide, Inc.	129,500	4,736
Tim Hortons, Inc. (d)	11,116,232	339,156
WMS Industries, Inc. (a)	1,312,128	52,485
		2,424,554
Household Durables - 0.1%
Gafisa SA sponsored ADR (c)	922,700	29,859
iRobot Corp. (a)	477,616	8,406
		38,265
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 1.9%
Amazon.com, Inc. (a)	6,452,108	$ 867,938
Expedia, Inc. (a)	1,548,500	39,812
Liberty Media Corp. Interactive Series A (a)	5,534,755	59,997
NetFlix, Inc. (a)	665,439	36,692
Priceline.com, Inc. (a)	878,200	191,887
		1,196,326
Media - 3.8%
CKX, Inc. (a)	1,781,993	9,391
Comcast Corp. Class A	2,351,200	39,641
DIRECTV (a)	13,897,109	463,469
Discovery Communications, Inc. (a)(d)	10,945,005	335,683
DreamWorks Animation SKG, Inc. Class A (a)	1,173,818	46,894
Jupiter Telecommunications Co.	9,394	9,300
Liberty Media Corp.:
Capital Series A (a)	266,400	6,362
Starz Series A (a)	887,411	40,954
Marvel Entertainment, Inc. (a)	1,522,697	82,347
Naspers Ltd. Class N	1,919,700	77,721
Net Servicos de Comunicacao SA sponsored ADR	450,000	6,089
Pearson PLC	611,200	8,801
Scripps Networks Interactive, Inc. Class A	4,554,952	189,031
The Walt Disney Co.	34,258,406	1,104,834
The Weinstein Co. Holdings, LLC Class A-1 (a)(h)	41,234	15,463
		2,435,980
Multiline Retail - 0.6%
99 Cents Only Stores (a)	1,116,100	14,587
Big Lots, Inc. (a)	433,100	12,551
Dollar General Corp.	606,100	13,595
Dollar Tree, Inc. (a)	3,910,500	188,877
Dollarama, Inc.	896,150	19,063
Dollarama, Inc. (a)(e)	381,500	8,115
Golden Eagle Retail Group Ltd. (H Shares)	4,500,000	9,127
Mothercare PLC	472,679	5,210
Next PLC	1,323,300	44,548
Parkson Retail Group Ltd.	25,208,500	44,358
PCD Stores Group Ltd.	38,178,000	14,658
		374,689
Specialty Retail - 2.6%
Advance Auto Parts, Inc.	1,811,900	73,346
Aeropostale, Inc. (a)	1,632,100	55,573
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Bed Bath & Beyond, Inc. (a)	857,100	$ 33,110
Belle International Holdings Ltd.	23,500,000	27,223
Best Buy Co., Inc.	1,861,300	73,447
Chico's FAS, Inc. (a)	413,200	5,805
Gymboree Corp. (a)	579,900	25,220
Hengdeli Holdings Ltd.	15,816,000	5,972
Inditex SA	1,069,880	66,460
J. Crew Group, Inc. (a)(c)(d)	6,324,653	282,965
Lumber Liquidators, Inc. (a)(c)	1,066,248	28,575
O'Reilly Automotive, Inc. (a)	681,400	25,975
RadioShack Corp.	1,664,300	32,454
Ross Stores, Inc.	3,067,333	131,006
Rue21, Inc.	108,700	3,053
Staples, Inc.	2,543,000	62,532
TJX Companies, Inc.	17,665,462	645,673
Urban Outfitters, Inc. (a)	3,359,100	117,535
Vitamin Shoppe, Inc.	220,200	4,897
		1,700,821
Textiles, Apparel & Luxury Goods - 1.7%
Burberry Group PLC	2,239,800	21,683
China Dongxiang Group Co. Ltd.	26,855,000	20,720
Coach, Inc.	2,947,351	107,667
Li Ning Co. Ltd.	10,295,500	39,037
NIKE, Inc. Class B	12,738,600	841,639
Phillips-Van Heusen Corp.	135,000	5,492
Polo Ralph Lauren Corp. Class A	1,016,900	82,349
Shenzhou International Group Holdings Ltd.	3,008,000	3,917
		1,122,504
TOTAL CONSUMER DISCRETIONARY		9,751,144
CONSUMER STAPLES - 8.3%
Beverages - 2.7%
Anheuser-Busch InBev SA NV	1,056,648	55,057
C&C Group PLC	1,901,079	8,192
Coca-Cola FEMSA SAB de CV sponsored ADR	187,300	12,309
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	170,000	17,185
Diageo PLC sponsored ADR	427,867	29,698
Dr Pepper Snapple Group, Inc.	224,300	6,348
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Fomento Economico Mexicano SAB de CV sponsored ADR	275,000	$ 13,167
The Coca-Cola Co.	26,733,591	1,523,815
Tsingtao Brewery Co. Ltd. (H Shares)	10,990,000	60,788
		1,726,559
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	2,162,823	127,974
Susser Holdings Corp. (a)	505,262	4,340
Tesco PLC	41,279,876	285,538
Wal-Mart Stores, Inc.	1,045,400	55,877
Wm Morrison Supermarkets PLC	6,649,801	29,812
		503,541
Food Products - 1.8%
Ausnutria Dairy Hunan Co. Ltd. Class H	10,656,000	8,740
Brasil Foods SA sponsored ADR (c)	235,000	12,307
Cadbury PLC	5,942,500	76,592
Campbell Soup Co.	351,200	11,871
Danone	943,247	57,838
General Mills, Inc.	3,706,700	262,471
Kellogg Co.	3,128,134	166,417
Kraft Foods, Inc. Class A	87,700	2,384
Nestle SA (Reg.)	5,259,404	254,983
Ralcorp Holdings, Inc. (a)	1,418,700	84,711
Tingyi (Cayman Island) Holding Corp.	18,320,000	45,331
TreeHouse Foods, Inc. (a)(d)	3,158,796	122,751
Want Want China Holdings Ltd.	106,423,000	74,316
		1,180,712
Household Products - 2.8%
Colgate-Palmolive Co.	10,436,811	857,384
Hypermarcas SA (a)	1,422,800	32,121
Mcbride PLC	1,845,500	6,311
Procter & Gamble Co.	14,237,519	863,221
		1,759,037
Personal Products - 0.2%
BaWang International (Group) Holding Ltd.	48,540,000	33,611
Estee Lauder Companies, Inc. Class A	274,500	13,275
Hengan International Group Co. Ltd.	5,115,000	37,871
Mead Johnson Nutrition Co. Class A	10,207	446
NBTY, Inc. (a)	289,500	12,605
		97,808
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.0%
Philip Morris International, Inc.	526,000	$ 25,348
TOTAL CONSUMER STAPLES		5,293,005
ENERGY - 7.5%
Energy Equipment & Services - 1.0%
National Oilwell Varco, Inc.	121,700	5,366
Schlumberger Ltd.	10,085,700	656,478
Seadrill Ltd. (c)	486,200	12,415
		674,259
Oil, Gas & Consumable Fuels - 6.5%
Anadarko Petroleum Corp.	4,051,500	252,895
Apache Corp.	590,700	60,943
Arena Resources, Inc. (a)	440,000	18,973
BG Group PLC	1,655,629	30,022
Birchcliff Energy Ltd. (a)(d)	9,341,900	84,025
BP PLC sponsored ADR	104,300	6,046
Canadian Natural Resources Ltd.	3,382,806	244,699
Cenovus Energy, Inc.	6,936,648	174,959
Chesapeake Energy Corp.	657,483	17,016
Clean Energy Fuels Corp. (a)	1,351,700	20,830
CNPC (Hong Kong) Ltd.	24,700,000	32,572
Concho Resources, Inc. (a)	2,315,939	103,986
Crescent Point Energy Corp. (c)	1,981,700	74,485
EnCana Corp.	6,936,648	225,203
EOG Resources, Inc.	2,856,557	277,943
EXCO Resources, Inc.	325,000	6,900
Exxon Mobil Corp.	4,538,737	309,496
InterOil Corp. (a)	213,600	16,407
Ivanhoe Energy, Inc. (a)(c)	12,036,400	33,910
Newfield Exploration Co. (a)	120,000	5,788
Niko Resources Ltd.	148,000	13,861
Noble Energy, Inc. (d)	13,433,836	956,758
Northern Oil & Gas, Inc. (a)(d)	3,786,862	44,836
Occidental Petroleum Corp.	6,462,541	525,728
Pacific Rubiales Energy Corp. (a)(c)	430,100	6,325
PetroBakken Energy Ltd. Class A	1,809,967	55,695
Petrobank Energy & Resources Ltd. (a)	833,300	40,616
Petroleo Brasileiro SA - Petrobras sponsored ADR	309,100	14,738
Petroplus Holdings AG	3,252,600	59,778
Range Resources Corp.	3,548,500	176,893
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Reliance Industries Ltd.	1,116,672	$ 26,240
Southwestern Energy Co. (a)	3,678,467	177,302
TransAtlantic Petroleum Ltd. (a)(e)	6,578,651	22,541
Ultra Petroleum Corp. (a)	173,200	8,636
Whiting Petroleum Corp. (a)	183,700	13,125
		4,140,170
TOTAL ENERGY		4,814,429
FINANCIALS - 12.3%
Capital Markets - 1.2%
AllianceBernstein Holding LP	41,602	1,169
BlackRock, Inc. Class A	107,800	25,031
Charles Schwab Corp.	8,756,975	164,806
Franklin Resources, Inc.	1,208,100	127,273
Goldman Sachs Group, Inc.	1,560,209	263,426
T. Rowe Price Group, Inc.	3,201,400	170,475
		752,180
Commercial Banks - 4.4%
Banco Bradesco SA (PN) sponsored ADR	725,000	15,856
Banco do Brasil SA	3,604,400	60,590
BOC Hong Kong Holdings Ltd.	13,003,500	29,213
China Citic Bank Corp. Ltd. Class H	23,073,000	19,530
China Merchants Bank Co. Ltd. (H Shares)	2,500,000	6,505
HDFC Bank Ltd. sponsored ADR (c)	251,200	32,676
Industrial & Commercial Bank of China Ltd. (H Shares)	76,242,000	62,788
Itau Unibanco Banco Multiplo SA ADR	3,686,670	84,204
M&T Bank Corp. (c)	94,200	6,301
Metro Bank PLC Class A (a)(d)(h)(i)	1,089,000	13,200
PT Bank Central Asia Tbk	12,500,000	6,432
Standard Chartered PLC (United Kingdom)	13,617,375	346,622
State Bank of India	618,545	30,241
Union Bank of India	60,797	346
Wells Fargo & Co.	76,837,315	2,073,839
		2,788,343
Consumer Finance - 0.3%
American Express Co.	4,296,933	174,112
Diversified Financial Services - 1.9%
BM&F BOVESPA SA	1,789,700	12,660
Citigroup, Inc.	49,684,000	164,454
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
CME Group, Inc.	76,900	$ 25,835
Gimv NV	100,000	5,230
Hong Kong Exchange and Clearing Ltd.	4,986,400	88,717
IntercontinentalExchange, Inc. (a)	553,500	62,158
JPMorgan Chase & Co.	20,876,029	869,904
MSCI, Inc. Class A (a)	380,800	12,109
		1,241,067
Insurance - 4.4%
ACE Ltd.	1,426,878	71,915
Admiral Group PLC	4,881,222	93,798
Axis Capital Holdings Ltd.	771,335	21,914
Berkshire Hathaway, Inc. Class A (a)	20,497	2,033,302
China Life Insurance Co. Ltd. ADR (c)	72,700	5,333
Fairfax Financial Holdings Ltd. (sub. vtg.)	261,922	102,211
The Chubb Corp.	6,224,000	306,096
The Travelers Companies, Inc.	3,321,815	165,626
		2,800,195
Real Estate Investment Trusts - 0.0%
Corporate Office Properties Trust (SBI)	150,000	5,495
Simon Property Group, Inc.	180,520	14,405
Starwood Property Trust, Inc.	870,000	16,434
		36,334
Real Estate Management & Development - 0.1%
China Overseas Land & Investment Ltd.	4,770,000	9,994
Swire Pacific Ltd. (A Shares)	1,516,000	18,333
Wharf Holdings Ltd.	11,160,000	64,045
		92,372
TOTAL FINANCIALS		7,884,603
HEALTH CARE - 12.9%
Biotechnology - 3.1%
Actelion Ltd. (Reg.) (a)	1,641,314	87,499
Alexion Pharmaceuticals, Inc. (a)	907,396	44,299
Allos Therapeutics, Inc. (a)(c)	1,793,800	11,785
Amgen, Inc. (a)	538,000	30,435
Celgene Corp. (a)	4,594,904	255,844
Gilead Sciences, Inc. (a)	24,240,194	1,049,116
Human Genome Sciences, Inc. (a)	3,113,852	95,284
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
ImmunoGen, Inc. (a)	1,444,803	$ 11,356
MannKind Corp. (a)(c)(d)	6,093,322	53,378
MannKind Corp. (a)(d)	1,521,689	13,330
MannKind Corp. warrants 8/3/10 (a)(h)	304,338	360
Medivation, Inc. (a)(d)	3,180,235	119,736
Micromet, Inc. (a)	2,554,800	17,015
OREXIGEN Therapeutics, Inc. (a)	574,700	4,276
Regeneron Pharmaceuticals, Inc. (a)	895,131	21,644
Seattle Genetics, Inc. (a)	1,099,376	11,170
Targacept, Inc. (a)(d)	1,516,869	31,733
United Therapeutics Corp. (a)	611,920	32,218
Vertex Pharmaceuticals, Inc. (a)	2,541,900	108,920
Zymogenetics, Inc. (a)(c)	1,000,000	6,390
		2,005,788
Health Care Equipment & Supplies - 2.3%
Alcon, Inc.	1,576,200	259,048
Baxter International, Inc.	1,833,000	107,560
Becton, Dickinson & Co.	1,763,448	139,066
C. R. Bard, Inc.	1,028,740	80,139
Covidien PLC	8,757,908	419,416
DENTSPLY International, Inc.	3,602,285	126,692
Edwards Lifesciences Corp. (a)	1,961,807	170,383
ev3, Inc. (a)	1,928,500	25,726
ICU Medical, Inc. (a)	190,773	6,952
Inverness Medical Innovations, Inc. (a)	898,300	37,288
Mindray Medical International Ltd. sponsored ADR (c)	168,700	5,722
NuVasive, Inc. (a)(c)	1,705,093	54,529
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	12,424,000	41,404
Thoratec Corp. (a)	502,620	13,531
		1,487,456
Health Care Providers & Services - 1.5%
Emergency Medical Services Corp. Class A (a)	850,800	46,071
Express Scripts, Inc. (a)	2,517,600	217,647
Henry Schein, Inc. (a)	175,300	9,221
HMS Holdings Corp. (a)	430,400	20,956
Medco Health Solutions, Inc. (a)	10,661,487	681,376
Sinopharm Group Co. Ltd. Class H	2,357,200	8,283
		983,554
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.5%
Cerner Corp. (a)	1,946,702	$ 160,486
Quality Systems, Inc. (c)(d)	1,964,985	123,381
		283,867
Life Sciences Tools & Services - 1.2%
Fluidigm Corp. warrants 9/10/10 (a)	1	0
Illumina, Inc. (a)	374,956	11,492
Life Technologies Corp. (a)	2,603,500	135,981
Mettler-Toledo International, Inc. (a)(d)	3,010,300	316,051
QIAGEN NV (a)	2,732,100	60,980
Techne Corp.	434,080	29,761
Thermo Fisher Scientific, Inc. (a)	170,800	8,145
Waters Corp. (a)	2,949,081	182,725
		745,135
Pharmaceuticals - 4.3%
Abbott Laboratories	17,249,783	931,316
Allergan, Inc.	952,600	60,023
AstraZeneca PLC (United Kingdom)	6,796,672	319,613
Bristol-Myers Squibb Co. (c)	3,420,732	86,373
Dr. Reddy's Laboratories Ltd. sponsored ADR (c)	772,900	18,712
Forest Laboratories, Inc. (a)	4,849,500	155,717
Johnson & Johnson	9,475,200	610,298
MAP Pharmaceuticals, Inc. (a)	361,874	3,449
Merck & Co., Inc.	657,150	24,012
Novo Nordisk AS Series B	2,461,736	157,231
Optimer Pharmaceuticals, Inc. (a)	659,976	7,445
Salix Pharmaceuticals Ltd. (a)	1,261,900	32,052
Shionogi & Co. Ltd.	640,000	13,883
Teva Pharmaceutical Industries Ltd. sponsored ADR	4,545,700	255,377
Valeant Pharmaceuticals International (a)(c)	2,409,574	76,600
		2,752,101
TOTAL HEALTH CARE		8,257,901
INDUSTRIALS - 3.1%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	298,879	8,691
DigitalGlobe, Inc.	279,505	6,764
GeoEye, Inc. (a)	509,635	14,209
Precision Castparts Corp.	145,500	16,056
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Raytheon Co.	105,800	$ 5,451
United Technologies Corp.	1,008,500	70,000
		121,171
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	7,673,925	450,690
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (a)	401,966	10,781
Southwest Airlines Co.	1,748,000	19,980
		30,761
Building Products - 0.0%
Armstrong World Industries, Inc. (a)	650,900	25,340
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	1,034,999	57,101
Waste Connections, Inc. (a)	189,000	6,301
		63,402
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc. (a)	2,663,172	100,162
Electrical Equipment - 0.4%
A123 Systems, Inc.	234,200	5,255
American Superconductor Corp. (a)(c)	1,811,013	74,070
China High Speed Transmission Equipment Group Co. Ltd.	15,146,000	36,773
Cooper Industries PLC Class A	3,753,841	160,064
Nexxus Lighting, Inc. (a)	574,100	1,952
		278,114
Industrial Conglomerates - 0.1%
Beijing Enterprises Holdings Ltd.	3,563,500	25,809
Carlisle Companies, Inc.	163,000	5,584
		31,393
Machinery - 0.9%
China Automation Group Ltd.	29,036,000	23,686
Danaher Corp.	5,018,809	377,414
Duoyuan Global Water, Inc. ADR (c)	459,300	16,438
Oshkosh Co.	320,600	11,872
PACCAR, Inc.	2,668,441	96,784
SmartHeat, Inc. (a)(c)(d)	3,221,689	46,779
		572,973
Marine - 0.0%
Kuehne & Nagel International AG	65,000	6,309
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.1%
Robert Half International, Inc.	1,325,900	$ 35,441
Verisk Analytics, Inc.	1,082,900	32,790
		68,231
Road & Rail - 0.3%
Canadian National Railway Co.	2,639,100	144,031
CSX Corp.	386,400	18,737
Dollar Thrifty Automotive Group, Inc. (a)	329,932	8,450
Knight Transportation, Inc.	237,600	4,583
Norfolk Southern Corp.	125,000	6,553
		182,354
Trading Companies & Distributors - 0.0%
Fastenal Co. (c)	285,300	11,880
W.W. Grainger, Inc.	111,300	10,777
		22,657
TOTAL INDUSTRIALS		1,953,557
INFORMATION TECHNOLOGY - 30.2%
Communications Equipment - 2.2%
Aruba Networks, Inc. (a)	39,500	421
BYD Electronic International Co. Ltd. (a)	83,929,500	68,357
Cisco Systems, Inc. (a)	18,033,200	431,715
F5 Networks, Inc. (a)	1,650,479	87,442
Juniper Networks, Inc. (a)	821,600	21,912
Motorola, Inc.	2,691,900	20,889
QUALCOMM, Inc.	16,130,138	746,180
ZTE Corp. (H Shares)	184,400	1,134
		1,378,050
Computers & Peripherals - 6.8%
Apple, Inc. (a)	15,383,747	3,243,817
Compellent Technologies, Inc. (a)	896,200	20,326
Dell, Inc. (a)	1,280,500	18,388
EMC Corp. (a)	355,000	6,202
Hewlett-Packard Co.	16,853,649	868,131
NetApp, Inc. (a)	4,469,600	153,710
Western Digital Corp. (a)	838,200	37,007
		4,347,581
Electronic Equipment & Components - 1.4%
Agilent Technologies, Inc.	737,600	22,917
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Amphenol Corp. Class A (d)	8,831,812	$ 407,853
BYD Co. Ltd. (H Shares) (a)(c)	22,855,000	200,334
Corning, Inc.	894,900	17,281
FLIR Systems, Inc. (a)	5,574,108	182,385
Itron, Inc. (a)	100,000	6,757
Prime View International Co. Ltd. sponsored GDR (a)(e)	471,100	12,402
Samsung SDI Co. Ltd.	50,000	6,368
Tech Data Corp. (a)	134,900	6,294
Wasion Group Holdings Ltd.	26,424,000	27,464
		890,055
Internet Software & Services - 8.1%
AOL, Inc. (a)	722,098	16,810
Baidu.com, Inc. sponsored ADR (a)	345,400	142,039
Constant Contact, Inc. (a)(c)(d)	1,477,546	23,641
Google, Inc. Class A (a)	6,450,176	3,998,969
LogMeIn, Inc.	531,200	10,597
NetEase.com, Inc. sponsored ADR (a)	4,754,700	178,824
NHN Corp. (a)	96,701	15,922
Open Text Corp. (a)	333,700	13,565
Rackspace Hosting, Inc. (a)	592,200	12,347
SkillSoft PLC sponsored ADR (a)	574,700	6,023
Sohu.com, Inc. (a)(c)	1,523,500	87,266
Tencent Holdings Ltd.	24,832,200	537,043
VistaPrint Ltd. (a)	1,682,312	95,320
WebMD Health Corp. Class A (a)	1,230,204	47,351
		5,185,717
IT Services - 3.8%
Accenture PLC Class A	10,235,100	424,757
Cognizant Technology Solutions Corp. Class A (a)	2,280,200	103,293
Echo Global Logistics, Inc.	154,300	1,958
Fidelity National Information Services, Inc.	6,053,175	141,886
Fiserv, Inc. (a)	270,000	13,090
Global Payments, Inc.	193,600	10,427
Hewitt Associates, Inc. Class A (a)	2,049,000	86,591
Infosys Technologies Ltd. sponsored ADR	85,490	4,725
MasterCard, Inc. Class A	927,438	237,406
Redecard SA	2,248,300	36,904
The Western Union Co.	725,768	13,681
VeriFone Holdings, Inc. (a)	57,500	942
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Visa, Inc. Class A	15,810,793	$ 1,382,812
Wipro Ltd. sponsored ADR (c)	294,100	6,550
		2,465,022
Semiconductors & Semiconductor Equipment - 3.1%
Altera Corp.	5,167,500	116,941
Analog Devices, Inc.	200,000	6,316
ARM Holdings PLC sponsored ADR	1,478,000	12,652
ASML Holding NV (NY Shares)	1,516,400	51,694
Avago Technologies Ltd.	1,402,277	25,648
Broadcom Corp. Class A (a)	4,987,100	156,844
Cree, Inc. (a)	2,889,500	162,881
Intel Corp.	3,854,750	78,637
KLA-Tencor Corp.	1,106,400	40,007
Marvell Technology Group Ltd. (a)	17,010,623	352,970
MediaTek, Inc.	302,000	5,268
NVIDIA Corp. (a)	13,919,856	260,023
Samsung Electronics Co. Ltd.	806,665	552,731
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	15,171,680	173,564
		1,996,176
Software - 4.8%
Activision Blizzard, Inc. (a)	20,222,064	224,667
Adobe Systems, Inc. (a)	4,965,508	182,631
ANSYS, Inc. (a)	878,133	38,164
ArcSight, Inc. (a)	465,000	11,895
Ariba, Inc. (a)	551,000	6,899
AsiaInfo Holdings, Inc. (a)(d)	2,703,000	82,360
BMC Software, Inc. (a)	5,434,747	217,933
Check Point Software Technologies Ltd. (a)	5,259,200	178,182
Citrix Systems, Inc. (a)	3,405,300	141,695
CommVault Systems, Inc. (a)	518,781	12,290
Fortinet, Inc.	1,077,960	18,940
Informatica Corp. (a)	2,914,600	75,372
Intuit, Inc. (a)	201,800	6,197
Kingdee International Software Group Co. Ltd.	30,000,000	6,680
Longtop Financial Technologies Ltd. ADR (a)	875,000	32,393
McAfee, Inc. (a)(d)	10,149,935	411,783
Oracle Corp.	29,503,200	724,009
Pegasystems, Inc.	1,022,352	34,760
Perfect World Co. Ltd. sponsored ADR Class B (a)	497,000	19,602
Red Hat, Inc. (a)	2,525,625	78,042
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Rovi Corp. (a)	983,000	$ 31,328
Salesforce.com, Inc. (a)	4,050,382	298,797
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(c)	1,898,574	99,884
SolarWinds, Inc. (c)	1,689,400	38,873
Solera Holdings, Inc.	180,000	6,482
Sourcefire, Inc. (a)	644,275	17,234
SuccessFactors, Inc. (a)	879,444	14,581
Sybase, Inc. (a)	425,000	18,445
TIBCO Software, Inc. (a)	2,912,900	28,051
VMware, Inc. Class A (a)	276,700	11,727
		3,069,896
TOTAL INFORMATION TECHNOLOGY		19,332,497
MATERIALS - 5.5%
Chemicals - 0.5%
Ecolab, Inc.	4,600,563	205,093
Huabao International Holdings Ltd.	87,275,000	93,844
Lubrizol Corp.	314,000	22,906
Valspar Corp.	211,100	5,729
		327,572
Containers & Packaging - 0.1%
Owens-Illinois, Inc. (a)	143,300	4,710
Rock-Tenn Co. Class A	692,400	34,904
Temple-Inland, Inc.	1,567,900	33,098
		72,712
Metals & Mining - 4.9%
Alamos Gold, Inc. (a)	528,700	6,320
AngloGold Ashanti Ltd. sponsored ADR	3,037,300	122,039
B2Gold Corp. (a)	7,685,137	8,851
B2Gold Corp. (a)(e)	5,000,000	5,758
BHP Billiton Ltd. sponsored ADR (c)	773,800	59,258
Eldorado Gold Corp. (a)	21,278,488	302,170
First Quantum Minerals Ltd.	273,500	20,893
Franco-Nevada Corp. (d)	7,617,200	203,725
Franco-Nevada Corp. (d)(e)	695,100	18,591
Franco-Nevada Corp. warrants 6/16/17 (a)(e)	347,550	2,183
Goldcorp, Inc.	14,950,983	588,420
Ivanhoe Mines Ltd. (a)(d)	23,010,600	339,689
Kinross Gold Corp.	21,611,879	398,441
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Newcrest Mining Ltd.	13,050,620	$ 414,164
Randgold Resources Ltd. sponsored ADR	4,559,746	360,767
Red Back Mining, Inc. (a)(d)	14,077,500	200,983
Red Back Mining, Inc. (a)(d)(e)	592,400	8,458
Vale SA sponsored ADR	1,207,700	35,060
Ventana Gold Corp. (a)	836,400	6,416
		3,102,186
TOTAL MATERIALS		3,502,470
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.2%
AboveNet, Inc. (a)	463,857	30,169
Clearwire Corp.:
rights 6/21/10 (a)	1,924,176	770
Class A (a)	1,924,176	13,007
Iliad Group SA	48,853	5,841
Nippon Telegraph & Telephone Corp.	900,000	35,570
Telmex Internacional SAB de CV Series L ADR (c)	793,700	14,088
		99,445
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	1,384,100	59,807
MTN Group Ltd.	1,512,700	24,068
NTT DoCoMo, Inc.	16,763	23,404
Sprint Nextel Corp. (a)	3,269,800	11,967
Vivo Participacoes SA sponsored ADR	2,984,900	92,532
		211,778
TOTAL TELECOMMUNICATION SERVICES		311,223
UTILITIES - 0.1%
Multi-Utilities - 0.1%
YTL Corp. Bhd	24,945,630	53,184
Water Utilities - 0.0%
YTL Power International Bhd	34,795	23
TOTAL UTILITIES		53,207
TOTAL COMMON STOCKS (Cost $45,894,804)		61,154,036
Preferred Stocks - 0.1%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Ning, Inc. Series D 8.00% (a)(h)	4,021,166	$ 23,705
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
superDimension Ltd. (a)(h)	698,064	8,028
Life Sciences Tools & Services - 0.0%
Fluidigm Corp. (a)	1,313,082	9,192
TOTAL HEALTH CARE		17,220
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
Digg, Inc. Series C, 8.00% (a)(h)	410,013	3,075
Software - 0.1%
Trion World Network, Inc. 8.00% (h)	3,950,196	21,691
TOTAL INFORMATION TECHNOLOGY		24,766
TOTAL CONVERTIBLE PREFERRED STOCKS		65,691
Nonconvertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Slide, Inc. Series D (a)(h)	6,861,467	8,508
TOTAL PREFERRED STOCKS (Cost $118,998)		74,199
Nonconvertible Bonds - 0.1%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Ford Motor Co.:
6.375% 2/1/29	$ 3,995	2,936
6.625% 10/1/28	8,510	6,383
7.45% 7/16/31	12,765	11,281
		20,600
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Ford Holdings LLC 9.3% 3/1/30	$ 36,585	$ 33,658
TOTAL NONCONVERTIBLE BONDS (Cost $24,502)		54,258
Floating Rate Loans - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Ford Motor Co. term loan 3.2871% 12/15/13 (f) (Cost $31,102)	35,077	32,534
Money Market Funds - 5.2%
	Shares
Fidelity Cash Central Fund, 0.16% (g)	2,805,286,254	2,805,286
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(g)	549,248,427	549,248
TOTAL MONEY MARKET FUNDS (Cost $3,354,534)		3,354,534
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $49,423,940)		64,669,561
NET OTHER ASSETS - (1.1)%		(695,891)
NET ASSETS - 100%		$ 63,973,670
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $78,048,000 or 0.1% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $94,029,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Digg, Inc. Series C, 8.00%	9/23/08	$ 4,317
MannKind Corp. warrants 8/3/10	8/3/05	$ 8
Metro Bank PLC Class A	12/8/09	$ 13,307
Ning, Inc. Series D 8.00%	3/19/08	$ 28,751
Slide, Inc. Series D	1/14/08	$ 31,308
superDimension Ltd.	2/27/08 - 5/22/08	$ 14,960
The Weinstein Co. Holdings, LLC Class A-1	10/19/05	$ 41,234
Trion World Network, Inc. 8.00%	8/22/08	$ 21,691
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 16,568
Fidelity Securities Lending Cash Central Fund	16,646
Total	$ 33,214
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AeroVironment, Inc.	$ 32,478	$ 49,226	$ 50,048	$ -	$ -
Amphenol Corp. Class A	223,614	37,744	57,211	561	407,853
AsiaInfo Holdings, Inc.	-	47,447	-	-	82,360
Birchcliff Energy Ltd.	19,257	21,373	-	-	84,025
Concur Technologies, Inc.	90,527	5,280	71,612	-	-
Constant Contact, Inc.	17,152	3,513	-	-	23,641
Discovery Communications, Inc.	69,840	131,231	-	-	335,683
Energy Conversion Devices, Inc.	72,211	1,298	48,244	-	-
FLIR Systems, Inc.	297,262	11,195	104,064	-	-
Franco-Nevada Corp.	131,383	52,094	30,242	1,811	222,316
Genoptix, Inc.	35,524	-	28,636	-	-
ICU Medical, Inc.	-	49,404	36,866	-	-
Ivanhoe Mines Ltd.	53,776	26,912	11,180	-	339,689
J. Crew Group, Inc.	76,063	3,333	-	-	282,965
Jacobs Engineering Group, Inc.	298,433	92,559	240,267	-	-
MannKind Corp.	26,331	3,354	5,618	-	66,708
McAfee, Inc.	247,564	138,551	16,368	-	411,783
Medivation, Inc.	24,497	36,591	5,448	-	119,736
Metro Bank PLC Class A	-	13,307	-	-	13,200
Mettler-Toledo International, Inc.	168,581	56,195	37,733	-	316,051
Neutral Tandem, Inc.	-	60,142	59,102	-	-
Noble Energy, Inc.	481,290	210,016	4,751	8,785	956,758
Northern Oil & Gas, Inc.	-	35,448	-	-	44,836
P.F. Chang's China Bistro, Inc.	-	32,855	37,668	-	-
Petroplus Holdings AG	80,124	33,645	47,744	1,837	-
Quality Systems, Inc.	70,825	19,276	5,160	2,293	123,381
Red Back Mining, Inc.	137,858	37,936	66,994	-	209,441
Royal Gold, Inc.	54,954	53,902	89,932	201	-
SmartHeat, Inc.	-	36,658	-	-	46,779
Sohu.com, Inc.	114,317	48,760	109,445	-	-
Strayer Education, Inc.	137,366	71,414	95,774	1,564	-
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Susser Holdings Corp.	$ 19,162	$ -	$ 9,328	$ -	$ -
Targacept, Inc.	-	18,641	-	-	31,733
Tim Hortons, Inc.	304,929	15,553	-	3,716	339,156
TreeHouse Foods, Inc.	85,000	1,457	-	-	122,751
Vivus, Inc.	22,128	2,423	24,978	-	-
Warnaco Group, Inc.	42,314	8,698	70,413	-	-
Total	$ 3,434,760	$ 1,467,431	$ 1,364,826	$ 20,768	$ 4,580,845
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,751,144	$ 9,242,957	$ 492,724	$ 15,463
Consumer Staples	5,293,005	5,032,348	260,657	-
Energy	4,814,429	4,781,857	32,572	-
Financials	7,908,308	7,572,278	299,125	36,905
Health Care	8,275,121	7,874,358	383,543	17,220
Industrials	1,953,557	1,867,289	86,268	-
Information Technology	19,357,263	18,491,485	841,012	24,766
Materials	3,502,470	3,408,626	93,844	-
Telecommunication Services	319,731	252,249	58,974	8,508
Utilities	53,207	53,207	-	-
Corporate Bonds	54,258	-	54,258	-
Floating Rate Loans	32,534	-	32,534	-
Money Market Funds	3,354,534	3,354,534	-	-
Total Investments in Securities:	$ 64,669,561	$ 61,931,188	$ 2,635,511	$ 102,862
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 327,739
Total Realized Gain (Loss)	(99,781)
Total Unrealized Gain (Loss)	(31,026)
Cost of Purchases	13,719
Proceeds of Sales	(72,219)
Amortization/Accretion	-
Transfers in/out of Level 3	(35,570)
Ending Balance	$ 102,862
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2009	$ (10,111)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	77.7%
Canada	5.8%
China	2.6%
United Kingdom	2.1%
Ireland	1.5%
Switzerland	1.1%
Netherlands Antilles	1.0%
Others (individually less than 1%)	8.2%
100.0%
Income Tax Information
At December 31, 2009, the fund had a capital loss carryforward of approximately $5,732,817,000 of which $2,830,501,000 and $2,902,316,000 will expire on December 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2009

Assets
Investment in securities, at value (including securities loaned of $531,860) - See accompanying schedule: Unaffiliated issuers (cost $42,650,689)	$ 56,734,182
Fidelity Central Funds (cost $3,354,534)	3,354,534
Other affiliated issuers (cost $3,418,717)	4,580,845
Total Investments (cost $49,423,940)		$ 64,669,561
Cash		2,845
Receivable for investments sold		13,129
Receivable for fund shares sold		187,974
Dividends receivable		41,823
Interest receivable		1,902
Distributions receivable from Fidelity Central Funds		1,572
Prepaid expenses		261
Other receivables		2,666
Total assets		64,921,733

Liabilities
Payable for investments purchased
Regular delivery	$ 226,973
Delayed delivery	13,200
Payable for fund shares redeemed	107,284
Accrued management fee	40,013
Other affiliated payables	9,420
Other payables and accrued expenses	1,925
Collateral on securities loaned, at value	549,248
Total liabilities		948,063

Net Assets		$ 63,973,670
Net Assets consist of:
Paid in capital		$ 55,286,657
Undistributed net investment income		5,435
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,564,153)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		15,245,731
Net Assets		$ 63,973,670
Contrafund: Net Asset Value, offering price and redemption price per share ($57,224,798 ÷ 981,908 shares)		$ 58.28

Class K: Net Asset Value, offering price and redemption price per share ($6,748,872 ÷ 115,855 shares)		$ 58.25

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2009

Investment Income
Dividends (including $20,768 earned from other affiliated issuers)		$ 615,513
Interest		3,749
Income from Fidelity Central Funds		33,214
Total income		652,476

Expenses
Management fee Basic fee	$ 298,405
Performance adjustment	117,515
Transfer agent fees	109,244
Accounting and security lending fees	2,686
Custodian fees and expenses	2,383
Independent trustees' compensation	370
Appreciation in deferred trustee compensation account	1
Registration fees	507
Audit	291
Legal	269
Miscellaneous	1,176
Total expenses before reductions	532,847
Expense reductions	(3,629)	529,218
Net investment income (loss)		123,258
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(258,814)
Other affiliated issuers	(211,219)
Foreign currency transactions	(1,102)
Cap gain distributions from Fidelity Central Funds	46
Total net realized gain (loss)		(471,089)
Change in net unrealized appreciation (depreciation) on: Investment securities	14,688,794
Assets and liabilities in foreign currencies	(57)
Total change in net unrealized appreciation (depreciation)		14,688,737
Net gain (loss)		14,217,648
Net increase (decrease) in net assets resulting from operations		$ 14,340,906

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 123,258	$ 252,242
Net realized gain (loss)	(471,089)	(5,913,986)
Change in net unrealized appreciation (depreciation)	14,688,737	(24,064,404)
Net increase (decrease) in net assets resulting from operations	14,340,906	(29,726,148)
Distributions to shareholders from net investment income	(132,704)	(228,923)
Distributions to shareholders from net realized gain	(92,816)	(717,940)
Total distributions	(225,520)	(946,863)
Share transactions - net increase (decrease)	1,408,294	(2,020,966)
Total increase (decrease) in net assets	15,523,680	(32,693,977)

Net Assets
Beginning of period	48,449,990	81,143,967
End of period (including undistributed net investment income of $5,435 and undistributed net investment income of $15,798, respectively)	$ 63,973,670	$ 48,449,990

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Contrafund

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 45.26	$ 73.11	$ 65.21	$ 64.76	$ 56.74
Income from Investment Operations
Net investment income (loss)B	.11	.23	.48	.41	.27
Net realized and unrealized gain (loss)	13.11	(27.22)	12.34	6.92	8.95
Total from investment operations	13.22	(26.99)	12.82	7.33	9.22
Distributions from net investment income	(.11)	(.21)	(.44)	(.39)	(.23)
Distributions from net realized gain	(.09)	(.65)	(4.48)	(6.49)	(.97)
Total distributions	(.20)	(.86)	(4.92)	(6.88)	(1.20)
Net asset value, end of period	$ 58.28	$ 45.26	$ 73.11	$ 65.21	$ 64.76
Total ReturnA	29.23%	(37.16) %	19.78%	11.54%	16.23%
Ratios to Average Net AssetsC,E
Expenses before reductions	1.02%	.95%	.89%	.90%	.91%
Expenses net of fee waivers, if any	1.02%	.95%	.89%	.90%	.91%
Expenses net of all reductions	1.01%	.94%	.89%	.89%	.88%
Net investment income (loss)	.22%	.37%	.68%	.62%	.46%
Supplemental Data
Net assets, end of period (in millions)	$ 57,225	$ 45,149	$ 81,144	$ 68,576	$ 60,143
Portfolio turnover rateD	58%	78%	56%	76%	60%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended December 31,

2009

2008G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.23	$ 68.59
Income from Investment Operations
Net investment income (loss)D	.19	.22
Net realized and unrealized gain (loss)	13.11	(23.30)
Total from investment operations	13.30	(23.08)
Distributions from net investment income	(.20)	(.28)
Distributions from net realized gain	(.09)	-
Total distributions	(.28)I	(.28)
Net asset value, end of period	$ 58.25	$ 45.23
Total ReturnB,C	29.43%	(33.63)%
Ratios to Average Net AssetsE,H
Expenses before reductions	.86%	.82%A
Expenses net of fee waivers, if any	.86%	.82%A
Expenses net of all reductions	.85%	.82%A
Net investment income (loss)	.38%	.75%A
Supplemental Data
Net assets, end of period (in millions)	$ 6,749	$ 3,301
Portfolio turnover rateF	58%	78%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to December 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.281 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Contrafund (the Fund) is a fund of Fidelity Contrafund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Contrafund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Contrafund and Class K to eligible shareholders of Contrafund. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, February 18, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2009, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2009, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 15,672,900
Gross unrealized depreciation	(1,032,100)
Net unrealized appreciation (depreciation)	$ 14,640,800

Tax Cost	$ 50,028,761

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 94,278
Capital loss carryforward	$ (5,732,817)
Net unrealized appreciation (depreciation)	$ 14,640,910

The tax character of distributions paid was as follows:

	December 31, 2009	December 31, 2008
Ordinary Income	$ 225,520	$ 228,923
Long-term Capital Gains	-	717,940
Total	$ 225,520	$ 946,863

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Annual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $30,015,866 and $28,570,822, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

the management fee is based on the relative investment performance of the retail class of the Fund, Contrafund, as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .78% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Contrafund. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets
Contrafund	$ 106,283.22
Class K	2,961.06
	$ 109,244

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $312 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $261 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $16,646.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Contrafund's operating expenses. During the period, this reimbursement reduced the class' expenses by $20.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,601 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2009	2008A
From net investment income
Contrafund	$ 110,638	$ 208,629
Class K	22,066	20,294
Total	$ 132,704	$ 228,923
From net realized gain
Contrafund	$ 83,038	$ 717,940
Class K	9,778	-
Total	$ 92,816	$ 717,940

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to December 31, 2008.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	2009B	2008A	2009B	2008A
Contrafund
Shares sold	185,518	153,230	$ 8,936,796	$ 9,211,642
Conversion to Class K	(28,838)	(71,716)	(1,280,867)	(3,520,561)
Reinvestment of distributions	3,386	15,647	188,452	906,942
Shares redeemed	(175,665)	(209,487)	(8,469,845)	(12,197,066)
Net increase (decrease)	(15,599)	(112,326)	$ (625,464)	$ (5,599,043)
Class K
Shares sold	33,635	3,604	$ 1,711,298	$ 167,149
Conversion from Contrafund	28,843	71,676	1,280,867	3,520,561
Reinvestment of distributions	566	462	31,844	20,294
Shares redeemed	(20,158)	(2,773)	(990,251)	(129,927)
Net increase (decrease)	42,886	72,969	$ 2,033,758	$ 3,578,077

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to December 31, 2008.

B Conversion transactions for Class K and Contrafund are for the period January 1, 2009 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Contrafund and the Shareholders of Fidelity Contrafund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Contrafund (a fund of Fidelity Contrafund) at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Contrafund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 18, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 222 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1984

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2001

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Contrafund voted to pay shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Contrafund	02/08/10	02/05/10	$.01	$.08

Contrafund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Contrafund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Contrafund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Contrafund (retail class), as well as the fund's relative investment performance for Fidelity Contrafund (retail class) measured against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Contrafund (retail class) of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. (Class K of the fund had less than one year of performance as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of Fidelity Contrafund (retail class) of the fund. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Annual Report

Fidelity Contrafund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Contrafund (retail class) of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also stated that the investment performance of Fidelity Contrafund (retail class) of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Fidelity Contrafund (retail class) through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Contrafund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for the period.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Annual Report

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc. Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

CON-UANN-0210
1.787729.106

Fidelity®

Contrafund®-
Class K

Annual Report

December 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year, investors saw a turnaround in the global capital markets, as riskier assets - namely stocks and higher-yielding bonds - staged a comeback after a very difficult 2008 and early 2009. Credit conditions improved and economic growth resumed, setting the stage for a broad-based rebound in asset prices. But risks to a sustained recovery remained, including high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Past 5 years	Past 10 years
Class KA	29.43%	4.80%	3.20%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Contrafund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Contrafund® - Class K on December 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period. The initial offering of Class K took place on May 9, 2008. See above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The U.S. stock market experienced one of its most abrupt turnarounds ever in 2009. Equities sustained significant declines in the first quarter, as fallout from the global financial crisis continued. Companies initially hurt by the collapse of the housing market, fading consumer confidence, weak corporate earnings and evaporating credit began to show improvement in March after both sharp cost-cutting and unprecedented government intervention began to take hold. As profits improved, investors' appetite for equities returned, despite weak consumer spending and rising unemployment rates. From March 9 through the end of the year, a roughly 65% rise in the Standard & Poor's 500SM Index wiped out the period's earlier losses and netted a gain of 26.46% by December 31, 2009 - the best calendar-year advance for the index since 2003. Within the S&P 500®, nine of the 10 major market segments registered double-digit increases during the period, led by the economically sensitive information technology, materials and consumer discretionary sectors. The technology-heavy Nasdaq Composite® Index rose 45.32% in 2009, the best return among all major U.S. equity indexes. Also during the period, the Dow Jones U.S. Total Stock Market IndexSM - the broadest gauge of U.S. stocks - climbed 28.57%, while the Dow Jones Industrial AverageSM rose 22.68%.

Comments from William Danoff, Portfolio Manager of Fidelity® Contrafund®: It was a relatively good year for the fund, whose Class K shares returned 29.43% for the 12-month period ending December 31, 2009, surpassing the S&P 500 by almost three percentage points. Relative performance was driven by good stock selection and an increased overweighting in technology. During the period, I increased the fund's stake in Internet search leader Google and iPhone maker Apple, the two largest contributors to the fund's return. The fund also benefited from not owning benchmark component General Electric, whose stock price was stymied by problems in its financing unit. Similarly, stock selection and an underweighting in the energy sector, particularly Exxon Mobil, also contributed, as did our foreign holdings, which were bolstered in part by the weaker dollar. Detractors included an out-of-index position in insurance-focused conglomerate Berkshire Hathaway, which saw muted gains during the market's rebound. An overweighting in biopharmaceutical company Gilead Sciences also hurt, affected by overall weakness in the health care sector. Despite these short-term negatives, I felt both companies remained well positioned for the long term and continued to hold them at period end. A relatively high cash position also hurt when the market turned in March.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
Contrafund	.99%
Actual		$ 1,000.00	$ 1,222.90	$ 5.55
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 5.04
Class K	.85%
Actual		$ 1,000.00	$ 1,223.50	$ 4.76
HypotheticalA		$ 1,000.00	$ 1,020.92	$ 4.33

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	6.3	5.0
Apple, Inc.	5.1	3.9
Wells Fargo & Co.	3.2	3.4
Berkshire Hathaway, Inc. Class A	3.2	3.6
The Coca-Cola Co.	2.4	2.4
McDonald's Corp.	2.2	2.3
Visa, Inc. Class A	2.2	1.7
The Walt Disney Co.	1.7	1.5
Gilead Sciences, Inc.	1.6	2.1
Noble Energy, Inc.	1.5	1.5
	29.4
Top Five Market Sectors as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.3	26.2
Consumer Discretionary	15.3	13.2
Health Care	12.9	15.2
Financials	12.4	12.3
Consumer Staples	8.3	9.5
Asset Allocation (% of fund's net assets)
As of December 31, 2009*		As of June 30, 2009**
	Stocks 95.6%		Stocks 92.7%
	Bonds 0.1%		Bonds 0.1%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Other Investments 0.1%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets 4.1%		Short-Term Investments and Net Other Assets 7.1%
* Foreign investments	22.3%	** Foreign investments	19.4%

Annual Report

Investments December 31, 2009

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.2%
Auto Components - 0.0%
Autoliv, Inc.	150,000	$ 6,504
Gentex Corp.	336,100	5,999
Johnson Controls, Inc.	385,800	10,509
		23,012
Automobiles - 0.5%
Dongfeng Motor Group Co. Ltd. (H Shares)	31,332,000	44,739
Geely Automobile Holdings Ltd. (c)	261,045,000	142,471
Honda Motor Co. Ltd. sponsored ADR	1,704,244	57,774
Toyota Motor Corp.	1,741,600	73,463
		318,447
Diversified Consumer Services - 0.2%
Brinks Home Security Holdings, Inc. (a)	190,100	6,205
MegaStudy Co. Ltd.	30,000	6,149
Strayer Education, Inc. (c)	490,338	104,192
		116,546
Hotels, Restaurants & Leisure - 3.8%
7 Days Group Holdings Ltd. ADR	437,900	5,465
Buffalo Wild Wings, Inc. (a)	89,919	3,621
Cafe de Coral Holdings Ltd.	10,176,000	23,240
Chipotle Mexican Grill, Inc. Class A (a)	2,520,212	222,182
Ctrip.com International Ltd. sponsored ADR (a)	79,000	5,677
Home Inns & Hotels Management, Inc. sponsored ADR (a)	847,000	29,941
Las Vegas Sands Corp. (a)	678,000	10,129
Little Sheep Group Ltd.	18,723,000	10,366
Marriott International, Inc. Class A	1,090,900	29,727
McDonald's Corp.	22,200,670	1,386,210
Panera Bread Co. Class A (a)	463,800	31,061
Sands China Ltd.	20,000,000	24,133
Sodexo SA	779,544	44,491
Starbucks Corp. (a)	8,756,900	201,934
Starwood Hotels & Resorts Worldwide, Inc.	129,500	4,736
Tim Hortons, Inc. (d)	11,116,232	339,156
WMS Industries, Inc. (a)	1,312,128	52,485
		2,424,554
Household Durables - 0.1%
Gafisa SA sponsored ADR (c)	922,700	29,859
iRobot Corp. (a)	477,616	8,406
		38,265
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 1.9%
Amazon.com, Inc. (a)	6,452,108	$ 867,938
Expedia, Inc. (a)	1,548,500	39,812
Liberty Media Corp. Interactive Series A (a)	5,534,755	59,997
NetFlix, Inc. (a)	665,439	36,692
Priceline.com, Inc. (a)	878,200	191,887
		1,196,326
Media - 3.8%
CKX, Inc. (a)	1,781,993	9,391
Comcast Corp. Class A	2,351,200	39,641
DIRECTV (a)	13,897,109	463,469
Discovery Communications, Inc. (a)(d)	10,945,005	335,683
DreamWorks Animation SKG, Inc. Class A (a)	1,173,818	46,894
Jupiter Telecommunications Co.	9,394	9,300
Liberty Media Corp.:
Capital Series A (a)	266,400	6,362
Starz Series A (a)	887,411	40,954
Marvel Entertainment, Inc. (a)	1,522,697	82,347
Naspers Ltd. Class N	1,919,700	77,721
Net Servicos de Comunicacao SA sponsored ADR	450,000	6,089
Pearson PLC	611,200	8,801
Scripps Networks Interactive, Inc. Class A	4,554,952	189,031
The Walt Disney Co.	34,258,406	1,104,834
The Weinstein Co. Holdings, LLC Class A-1 (a)(h)	41,234	15,463
		2,435,980
Multiline Retail - 0.6%
99 Cents Only Stores (a)	1,116,100	14,587
Big Lots, Inc. (a)	433,100	12,551
Dollar General Corp.	606,100	13,595
Dollar Tree, Inc. (a)	3,910,500	188,877
Dollarama, Inc.	896,150	19,063
Dollarama, Inc. (a)(e)	381,500	8,115
Golden Eagle Retail Group Ltd. (H Shares)	4,500,000	9,127
Mothercare PLC	472,679	5,210
Next PLC	1,323,300	44,548
Parkson Retail Group Ltd.	25,208,500	44,358
PCD Stores Group Ltd.	38,178,000	14,658
		374,689
Specialty Retail - 2.6%
Advance Auto Parts, Inc.	1,811,900	73,346
Aeropostale, Inc. (a)	1,632,100	55,573
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Bed Bath & Beyond, Inc. (a)	857,100	$ 33,110
Belle International Holdings Ltd.	23,500,000	27,223
Best Buy Co., Inc.	1,861,300	73,447
Chico's FAS, Inc. (a)	413,200	5,805
Gymboree Corp. (a)	579,900	25,220
Hengdeli Holdings Ltd.	15,816,000	5,972
Inditex SA	1,069,880	66,460
J. Crew Group, Inc. (a)(c)(d)	6,324,653	282,965
Lumber Liquidators, Inc. (a)(c)	1,066,248	28,575
O'Reilly Automotive, Inc. (a)	681,400	25,975
RadioShack Corp.	1,664,300	32,454
Ross Stores, Inc.	3,067,333	131,006
Rue21, Inc.	108,700	3,053
Staples, Inc.	2,543,000	62,532
TJX Companies, Inc.	17,665,462	645,673
Urban Outfitters, Inc. (a)	3,359,100	117,535
Vitamin Shoppe, Inc.	220,200	4,897
		1,700,821
Textiles, Apparel & Luxury Goods - 1.7%
Burberry Group PLC	2,239,800	21,683
China Dongxiang Group Co. Ltd.	26,855,000	20,720
Coach, Inc.	2,947,351	107,667
Li Ning Co. Ltd.	10,295,500	39,037
NIKE, Inc. Class B	12,738,600	841,639
Phillips-Van Heusen Corp.	135,000	5,492
Polo Ralph Lauren Corp. Class A	1,016,900	82,349
Shenzhou International Group Holdings Ltd.	3,008,000	3,917
		1,122,504
TOTAL CONSUMER DISCRETIONARY		9,751,144
CONSUMER STAPLES - 8.3%
Beverages - 2.7%
Anheuser-Busch InBev SA NV	1,056,648	55,057
C&C Group PLC	1,901,079	8,192
Coca-Cola FEMSA SAB de CV sponsored ADR	187,300	12,309
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	170,000	17,185
Diageo PLC sponsored ADR	427,867	29,698
Dr Pepper Snapple Group, Inc.	224,300	6,348
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Fomento Economico Mexicano SAB de CV sponsored ADR	275,000	$ 13,167
The Coca-Cola Co.	26,733,591	1,523,815
Tsingtao Brewery Co. Ltd. (H Shares)	10,990,000	60,788
		1,726,559
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	2,162,823	127,974
Susser Holdings Corp. (a)	505,262	4,340
Tesco PLC	41,279,876	285,538
Wal-Mart Stores, Inc.	1,045,400	55,877
Wm Morrison Supermarkets PLC	6,649,801	29,812
		503,541
Food Products - 1.8%
Ausnutria Dairy Hunan Co. Ltd. Class H	10,656,000	8,740
Brasil Foods SA sponsored ADR (c)	235,000	12,307
Cadbury PLC	5,942,500	76,592
Campbell Soup Co.	351,200	11,871
Danone	943,247	57,838
General Mills, Inc.	3,706,700	262,471
Kellogg Co.	3,128,134	166,417
Kraft Foods, Inc. Class A	87,700	2,384
Nestle SA (Reg.)	5,259,404	254,983
Ralcorp Holdings, Inc. (a)	1,418,700	84,711
Tingyi (Cayman Island) Holding Corp.	18,320,000	45,331
TreeHouse Foods, Inc. (a)(d)	3,158,796	122,751
Want Want China Holdings Ltd.	106,423,000	74,316
		1,180,712
Household Products - 2.8%
Colgate-Palmolive Co.	10,436,811	857,384
Hypermarcas SA (a)	1,422,800	32,121
Mcbride PLC	1,845,500	6,311
Procter & Gamble Co.	14,237,519	863,221
		1,759,037
Personal Products - 0.2%
BaWang International (Group) Holding Ltd.	48,540,000	33,611
Estee Lauder Companies, Inc. Class A	274,500	13,275
Hengan International Group Co. Ltd.	5,115,000	37,871
Mead Johnson Nutrition Co. Class A	10,207	446
NBTY, Inc. (a)	289,500	12,605
		97,808
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.0%
Philip Morris International, Inc.	526,000	$ 25,348
TOTAL CONSUMER STAPLES		5,293,005
ENERGY - 7.5%
Energy Equipment & Services - 1.0%
National Oilwell Varco, Inc.	121,700	5,366
Schlumberger Ltd.	10,085,700	656,478
Seadrill Ltd. (c)	486,200	12,415
		674,259
Oil, Gas & Consumable Fuels - 6.5%
Anadarko Petroleum Corp.	4,051,500	252,895
Apache Corp.	590,700	60,943
Arena Resources, Inc. (a)	440,000	18,973
BG Group PLC	1,655,629	30,022
Birchcliff Energy Ltd. (a)(d)	9,341,900	84,025
BP PLC sponsored ADR	104,300	6,046
Canadian Natural Resources Ltd.	3,382,806	244,699
Cenovus Energy, Inc.	6,936,648	174,959
Chesapeake Energy Corp.	657,483	17,016
Clean Energy Fuels Corp. (a)	1,351,700	20,830
CNPC (Hong Kong) Ltd.	24,700,000	32,572
Concho Resources, Inc. (a)	2,315,939	103,986
Crescent Point Energy Corp. (c)	1,981,700	74,485
EnCana Corp.	6,936,648	225,203
EOG Resources, Inc.	2,856,557	277,943
EXCO Resources, Inc.	325,000	6,900
Exxon Mobil Corp.	4,538,737	309,496
InterOil Corp. (a)	213,600	16,407
Ivanhoe Energy, Inc. (a)(c)	12,036,400	33,910
Newfield Exploration Co. (a)	120,000	5,788
Niko Resources Ltd.	148,000	13,861
Noble Energy, Inc. (d)	13,433,836	956,758
Northern Oil & Gas, Inc. (a)(d)	3,786,862	44,836
Occidental Petroleum Corp.	6,462,541	525,728
Pacific Rubiales Energy Corp. (a)(c)	430,100	6,325
PetroBakken Energy Ltd. Class A	1,809,967	55,695
Petrobank Energy & Resources Ltd. (a)	833,300	40,616
Petroleo Brasileiro SA - Petrobras sponsored ADR	309,100	14,738
Petroplus Holdings AG	3,252,600	59,778
Range Resources Corp.	3,548,500	176,893
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Reliance Industries Ltd.	1,116,672	$ 26,240
Southwestern Energy Co. (a)	3,678,467	177,302
TransAtlantic Petroleum Ltd. (a)(e)	6,578,651	22,541
Ultra Petroleum Corp. (a)	173,200	8,636
Whiting Petroleum Corp. (a)	183,700	13,125
		4,140,170
TOTAL ENERGY		4,814,429
FINANCIALS - 12.3%
Capital Markets - 1.2%
AllianceBernstein Holding LP	41,602	1,169
BlackRock, Inc. Class A	107,800	25,031
Charles Schwab Corp.	8,756,975	164,806
Franklin Resources, Inc.	1,208,100	127,273
Goldman Sachs Group, Inc.	1,560,209	263,426
T. Rowe Price Group, Inc.	3,201,400	170,475
		752,180
Commercial Banks - 4.4%
Banco Bradesco SA (PN) sponsored ADR	725,000	15,856
Banco do Brasil SA	3,604,400	60,590
BOC Hong Kong Holdings Ltd.	13,003,500	29,213
China Citic Bank Corp. Ltd. Class H	23,073,000	19,530
China Merchants Bank Co. Ltd. (H Shares)	2,500,000	6,505
HDFC Bank Ltd. sponsored ADR (c)	251,200	32,676
Industrial & Commercial Bank of China Ltd. (H Shares)	76,242,000	62,788
Itau Unibanco Banco Multiplo SA ADR	3,686,670	84,204
M&T Bank Corp. (c)	94,200	6,301
Metro Bank PLC Class A (a)(d)(h)(i)	1,089,000	13,200
PT Bank Central Asia Tbk	12,500,000	6,432
Standard Chartered PLC (United Kingdom)	13,617,375	346,622
State Bank of India	618,545	30,241
Union Bank of India	60,797	346
Wells Fargo & Co.	76,837,315	2,073,839
		2,788,343
Consumer Finance - 0.3%
American Express Co.	4,296,933	174,112
Diversified Financial Services - 1.9%
BM&F BOVESPA SA	1,789,700	12,660
Citigroup, Inc.	49,684,000	164,454
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
CME Group, Inc.	76,900	$ 25,835
Gimv NV	100,000	5,230
Hong Kong Exchange and Clearing Ltd.	4,986,400	88,717
IntercontinentalExchange, Inc. (a)	553,500	62,158
JPMorgan Chase & Co.	20,876,029	869,904
MSCI, Inc. Class A (a)	380,800	12,109
		1,241,067
Insurance - 4.4%
ACE Ltd.	1,426,878	71,915
Admiral Group PLC	4,881,222	93,798
Axis Capital Holdings Ltd.	771,335	21,914
Berkshire Hathaway, Inc. Class A (a)	20,497	2,033,302
China Life Insurance Co. Ltd. ADR (c)	72,700	5,333
Fairfax Financial Holdings Ltd. (sub. vtg.)	261,922	102,211
The Chubb Corp.	6,224,000	306,096
The Travelers Companies, Inc.	3,321,815	165,626
		2,800,195
Real Estate Investment Trusts - 0.0%
Corporate Office Properties Trust (SBI)	150,000	5,495
Simon Property Group, Inc.	180,520	14,405
Starwood Property Trust, Inc.	870,000	16,434
		36,334
Real Estate Management & Development - 0.1%
China Overseas Land & Investment Ltd.	4,770,000	9,994
Swire Pacific Ltd. (A Shares)	1,516,000	18,333
Wharf Holdings Ltd.	11,160,000	64,045
		92,372
TOTAL FINANCIALS		7,884,603
HEALTH CARE - 12.9%
Biotechnology - 3.1%
Actelion Ltd. (Reg.) (a)	1,641,314	87,499
Alexion Pharmaceuticals, Inc. (a)	907,396	44,299
Allos Therapeutics, Inc. (a)(c)	1,793,800	11,785
Amgen, Inc. (a)	538,000	30,435
Celgene Corp. (a)	4,594,904	255,844
Gilead Sciences, Inc. (a)	24,240,194	1,049,116
Human Genome Sciences, Inc. (a)	3,113,852	95,284
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
ImmunoGen, Inc. (a)	1,444,803	$ 11,356
MannKind Corp. (a)(c)(d)	6,093,322	53,378
MannKind Corp. (a)(d)	1,521,689	13,330
MannKind Corp. warrants 8/3/10 (a)(h)	304,338	360
Medivation, Inc. (a)(d)	3,180,235	119,736
Micromet, Inc. (a)	2,554,800	17,015
OREXIGEN Therapeutics, Inc. (a)	574,700	4,276
Regeneron Pharmaceuticals, Inc. (a)	895,131	21,644
Seattle Genetics, Inc. (a)	1,099,376	11,170
Targacept, Inc. (a)(d)	1,516,869	31,733
United Therapeutics Corp. (a)	611,920	32,218
Vertex Pharmaceuticals, Inc. (a)	2,541,900	108,920
Zymogenetics, Inc. (a)(c)	1,000,000	6,390
		2,005,788
Health Care Equipment & Supplies - 2.3%
Alcon, Inc.	1,576,200	259,048
Baxter International, Inc.	1,833,000	107,560
Becton, Dickinson & Co.	1,763,448	139,066
C. R. Bard, Inc.	1,028,740	80,139
Covidien PLC	8,757,908	419,416
DENTSPLY International, Inc.	3,602,285	126,692
Edwards Lifesciences Corp. (a)	1,961,807	170,383
ev3, Inc. (a)	1,928,500	25,726
ICU Medical, Inc. (a)	190,773	6,952
Inverness Medical Innovations, Inc. (a)	898,300	37,288
Mindray Medical International Ltd. sponsored ADR (c)	168,700	5,722
NuVasive, Inc. (a)(c)	1,705,093	54,529
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	12,424,000	41,404
Thoratec Corp. (a)	502,620	13,531
		1,487,456
Health Care Providers & Services - 1.5%
Emergency Medical Services Corp. Class A (a)	850,800	46,071
Express Scripts, Inc. (a)	2,517,600	217,647
Henry Schein, Inc. (a)	175,300	9,221
HMS Holdings Corp. (a)	430,400	20,956
Medco Health Solutions, Inc. (a)	10,661,487	681,376
Sinopharm Group Co. Ltd. Class H	2,357,200	8,283
		983,554
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.5%
Cerner Corp. (a)	1,946,702	$ 160,486
Quality Systems, Inc. (c)(d)	1,964,985	123,381
		283,867
Life Sciences Tools & Services - 1.2%
Fluidigm Corp. warrants 9/10/10 (a)	1	0
Illumina, Inc. (a)	374,956	11,492
Life Technologies Corp. (a)	2,603,500	135,981
Mettler-Toledo International, Inc. (a)(d)	3,010,300	316,051
QIAGEN NV (a)	2,732,100	60,980
Techne Corp.	434,080	29,761
Thermo Fisher Scientific, Inc. (a)	170,800	8,145
Waters Corp. (a)	2,949,081	182,725
		745,135
Pharmaceuticals - 4.3%
Abbott Laboratories	17,249,783	931,316
Allergan, Inc.	952,600	60,023
AstraZeneca PLC (United Kingdom)	6,796,672	319,613
Bristol-Myers Squibb Co. (c)	3,420,732	86,373
Dr. Reddy's Laboratories Ltd. sponsored ADR (c)	772,900	18,712
Forest Laboratories, Inc. (a)	4,849,500	155,717
Johnson & Johnson	9,475,200	610,298
MAP Pharmaceuticals, Inc. (a)	361,874	3,449
Merck & Co., Inc.	657,150	24,012
Novo Nordisk AS Series B	2,461,736	157,231
Optimer Pharmaceuticals, Inc. (a)	659,976	7,445
Salix Pharmaceuticals Ltd. (a)	1,261,900	32,052
Shionogi & Co. Ltd.	640,000	13,883
Teva Pharmaceutical Industries Ltd. sponsored ADR	4,545,700	255,377
Valeant Pharmaceuticals International (a)(c)	2,409,574	76,600
		2,752,101
TOTAL HEALTH CARE		8,257,901
INDUSTRIALS - 3.1%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	298,879	8,691
DigitalGlobe, Inc.	279,505	6,764
GeoEye, Inc. (a)	509,635	14,209
Precision Castparts Corp.	145,500	16,056
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Raytheon Co.	105,800	$ 5,451
United Technologies Corp.	1,008,500	70,000
		121,171
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	7,673,925	450,690
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (a)	401,966	10,781
Southwest Airlines Co.	1,748,000	19,980
		30,761
Building Products - 0.0%
Armstrong World Industries, Inc. (a)	650,900	25,340
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	1,034,999	57,101
Waste Connections, Inc. (a)	189,000	6,301
		63,402
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc. (a)	2,663,172	100,162
Electrical Equipment - 0.4%
A123 Systems, Inc.	234,200	5,255
American Superconductor Corp. (a)(c)	1,811,013	74,070
China High Speed Transmission Equipment Group Co. Ltd.	15,146,000	36,773
Cooper Industries PLC Class A	3,753,841	160,064
Nexxus Lighting, Inc. (a)	574,100	1,952
		278,114
Industrial Conglomerates - 0.1%
Beijing Enterprises Holdings Ltd.	3,563,500	25,809
Carlisle Companies, Inc.	163,000	5,584
		31,393
Machinery - 0.9%
China Automation Group Ltd.	29,036,000	23,686
Danaher Corp.	5,018,809	377,414
Duoyuan Global Water, Inc. ADR (c)	459,300	16,438
Oshkosh Co.	320,600	11,872
PACCAR, Inc.	2,668,441	96,784
SmartHeat, Inc. (a)(c)(d)	3,221,689	46,779
		572,973
Marine - 0.0%
Kuehne & Nagel International AG	65,000	6,309
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.1%
Robert Half International, Inc.	1,325,900	$ 35,441
Verisk Analytics, Inc.	1,082,900	32,790
		68,231
Road & Rail - 0.3%
Canadian National Railway Co.	2,639,100	144,031
CSX Corp.	386,400	18,737
Dollar Thrifty Automotive Group, Inc. (a)	329,932	8,450
Knight Transportation, Inc.	237,600	4,583
Norfolk Southern Corp.	125,000	6,553
		182,354
Trading Companies & Distributors - 0.0%
Fastenal Co. (c)	285,300	11,880
W.W. Grainger, Inc.	111,300	10,777
		22,657
TOTAL INDUSTRIALS		1,953,557
INFORMATION TECHNOLOGY - 30.2%
Communications Equipment - 2.2%
Aruba Networks, Inc. (a)	39,500	421
BYD Electronic International Co. Ltd. (a)	83,929,500	68,357
Cisco Systems, Inc. (a)	18,033,200	431,715
F5 Networks, Inc. (a)	1,650,479	87,442
Juniper Networks, Inc. (a)	821,600	21,912
Motorola, Inc.	2,691,900	20,889
QUALCOMM, Inc.	16,130,138	746,180
ZTE Corp. (H Shares)	184,400	1,134
		1,378,050
Computers & Peripherals - 6.8%
Apple, Inc. (a)	15,383,747	3,243,817
Compellent Technologies, Inc. (a)	896,200	20,326
Dell, Inc. (a)	1,280,500	18,388
EMC Corp. (a)	355,000	6,202
Hewlett-Packard Co.	16,853,649	868,131
NetApp, Inc. (a)	4,469,600	153,710
Western Digital Corp. (a)	838,200	37,007
		4,347,581
Electronic Equipment & Components - 1.4%
Agilent Technologies, Inc.	737,600	22,917
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Amphenol Corp. Class A (d)	8,831,812	$ 407,853
BYD Co. Ltd. (H Shares) (a)(c)	22,855,000	200,334
Corning, Inc.	894,900	17,281
FLIR Systems, Inc. (a)	5,574,108	182,385
Itron, Inc. (a)	100,000	6,757
Prime View International Co. Ltd. sponsored GDR (a)(e)	471,100	12,402
Samsung SDI Co. Ltd.	50,000	6,368
Tech Data Corp. (a)	134,900	6,294
Wasion Group Holdings Ltd.	26,424,000	27,464
		890,055
Internet Software & Services - 8.1%
AOL, Inc. (a)	722,098	16,810
Baidu.com, Inc. sponsored ADR (a)	345,400	142,039
Constant Contact, Inc. (a)(c)(d)	1,477,546	23,641
Google, Inc. Class A (a)	6,450,176	3,998,969
LogMeIn, Inc.	531,200	10,597
NetEase.com, Inc. sponsored ADR (a)	4,754,700	178,824
NHN Corp. (a)	96,701	15,922
Open Text Corp. (a)	333,700	13,565
Rackspace Hosting, Inc. (a)	592,200	12,347
SkillSoft PLC sponsored ADR (a)	574,700	6,023
Sohu.com, Inc. (a)(c)	1,523,500	87,266
Tencent Holdings Ltd.	24,832,200	537,043
VistaPrint Ltd. (a)	1,682,312	95,320
WebMD Health Corp. Class A (a)	1,230,204	47,351
		5,185,717
IT Services - 3.8%
Accenture PLC Class A	10,235,100	424,757
Cognizant Technology Solutions Corp. Class A (a)	2,280,200	103,293
Echo Global Logistics, Inc.	154,300	1,958
Fidelity National Information Services, Inc.	6,053,175	141,886
Fiserv, Inc. (a)	270,000	13,090
Global Payments, Inc.	193,600	10,427
Hewitt Associates, Inc. Class A (a)	2,049,000	86,591
Infosys Technologies Ltd. sponsored ADR	85,490	4,725
MasterCard, Inc. Class A	927,438	237,406
Redecard SA	2,248,300	36,904
The Western Union Co.	725,768	13,681
VeriFone Holdings, Inc. (a)	57,500	942
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Visa, Inc. Class A	15,810,793	$ 1,382,812
Wipro Ltd. sponsored ADR (c)	294,100	6,550
		2,465,022
Semiconductors & Semiconductor Equipment - 3.1%
Altera Corp.	5,167,500	116,941
Analog Devices, Inc.	200,000	6,316
ARM Holdings PLC sponsored ADR	1,478,000	12,652
ASML Holding NV (NY Shares)	1,516,400	51,694
Avago Technologies Ltd.	1,402,277	25,648
Broadcom Corp. Class A (a)	4,987,100	156,844
Cree, Inc. (a)	2,889,500	162,881
Intel Corp.	3,854,750	78,637
KLA-Tencor Corp.	1,106,400	40,007
Marvell Technology Group Ltd. (a)	17,010,623	352,970
MediaTek, Inc.	302,000	5,268
NVIDIA Corp. (a)	13,919,856	260,023
Samsung Electronics Co. Ltd.	806,665	552,731
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	15,171,680	173,564
		1,996,176
Software - 4.8%
Activision Blizzard, Inc. (a)	20,222,064	224,667
Adobe Systems, Inc. (a)	4,965,508	182,631
ANSYS, Inc. (a)	878,133	38,164
ArcSight, Inc. (a)	465,000	11,895
Ariba, Inc. (a)	551,000	6,899
AsiaInfo Holdings, Inc. (a)(d)	2,703,000	82,360
BMC Software, Inc. (a)	5,434,747	217,933
Check Point Software Technologies Ltd. (a)	5,259,200	178,182
Citrix Systems, Inc. (a)	3,405,300	141,695
CommVault Systems, Inc. (a)	518,781	12,290
Fortinet, Inc.	1,077,960	18,940
Informatica Corp. (a)	2,914,600	75,372
Intuit, Inc. (a)	201,800	6,197
Kingdee International Software Group Co. Ltd.	30,000,000	6,680
Longtop Financial Technologies Ltd. ADR (a)	875,000	32,393
McAfee, Inc. (a)(d)	10,149,935	411,783
Oracle Corp.	29,503,200	724,009
Pegasystems, Inc.	1,022,352	34,760
Perfect World Co. Ltd. sponsored ADR Class B (a)	497,000	19,602
Red Hat, Inc. (a)	2,525,625	78,042
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Rovi Corp. (a)	983,000	$ 31,328
Salesforce.com, Inc. (a)	4,050,382	298,797
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(c)	1,898,574	99,884
SolarWinds, Inc. (c)	1,689,400	38,873
Solera Holdings, Inc.	180,000	6,482
Sourcefire, Inc. (a)	644,275	17,234
SuccessFactors, Inc. (a)	879,444	14,581
Sybase, Inc. (a)	425,000	18,445
TIBCO Software, Inc. (a)	2,912,900	28,051
VMware, Inc. Class A (a)	276,700	11,727
		3,069,896
TOTAL INFORMATION TECHNOLOGY		19,332,497
MATERIALS - 5.5%
Chemicals - 0.5%
Ecolab, Inc.	4,600,563	205,093
Huabao International Holdings Ltd.	87,275,000	93,844
Lubrizol Corp.	314,000	22,906
Valspar Corp.	211,100	5,729
		327,572
Containers & Packaging - 0.1%
Owens-Illinois, Inc. (a)	143,300	4,710
Rock-Tenn Co. Class A	692,400	34,904
Temple-Inland, Inc.	1,567,900	33,098
		72,712
Metals & Mining - 4.9%
Alamos Gold, Inc. (a)	528,700	6,320
AngloGold Ashanti Ltd. sponsored ADR	3,037,300	122,039
B2Gold Corp. (a)	7,685,137	8,851
B2Gold Corp. (a)(e)	5,000,000	5,758
BHP Billiton Ltd. sponsored ADR (c)	773,800	59,258
Eldorado Gold Corp. (a)	21,278,488	302,170
First Quantum Minerals Ltd.	273,500	20,893
Franco-Nevada Corp. (d)	7,617,200	203,725
Franco-Nevada Corp. (d)(e)	695,100	18,591
Franco-Nevada Corp. warrants 6/16/17 (a)(e)	347,550	2,183
Goldcorp, Inc.	14,950,983	588,420
Ivanhoe Mines Ltd. (a)(d)	23,010,600	339,689
Kinross Gold Corp.	21,611,879	398,441
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Newcrest Mining Ltd.	13,050,620	$ 414,164
Randgold Resources Ltd. sponsored ADR	4,559,746	360,767
Red Back Mining, Inc. (a)(d)	14,077,500	200,983
Red Back Mining, Inc. (a)(d)(e)	592,400	8,458
Vale SA sponsored ADR	1,207,700	35,060
Ventana Gold Corp. (a)	836,400	6,416
		3,102,186
TOTAL MATERIALS		3,502,470
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.2%
AboveNet, Inc. (a)	463,857	30,169
Clearwire Corp.:
rights 6/21/10 (a)	1,924,176	770
Class A (a)	1,924,176	13,007
Iliad Group SA	48,853	5,841
Nippon Telegraph & Telephone Corp.	900,000	35,570
Telmex Internacional SAB de CV Series L ADR (c)	793,700	14,088
		99,445
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	1,384,100	59,807
MTN Group Ltd.	1,512,700	24,068
NTT DoCoMo, Inc.	16,763	23,404
Sprint Nextel Corp. (a)	3,269,800	11,967
Vivo Participacoes SA sponsored ADR	2,984,900	92,532
		211,778
TOTAL TELECOMMUNICATION SERVICES		311,223
UTILITIES - 0.1%
Multi-Utilities - 0.1%
YTL Corp. Bhd	24,945,630	53,184
Water Utilities - 0.0%
YTL Power International Bhd	34,795	23
TOTAL UTILITIES		53,207
TOTAL COMMON STOCKS (Cost $45,894,804)		61,154,036
Preferred Stocks - 0.1%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Ning, Inc. Series D 8.00% (a)(h)	4,021,166	$ 23,705
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
superDimension Ltd. (a)(h)	698,064	8,028
Life Sciences Tools & Services - 0.0%
Fluidigm Corp. (a)	1,313,082	9,192
TOTAL HEALTH CARE		17,220
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
Digg, Inc. Series C, 8.00% (a)(h)	410,013	3,075
Software - 0.1%
Trion World Network, Inc. 8.00% (h)	3,950,196	21,691
TOTAL INFORMATION TECHNOLOGY		24,766
TOTAL CONVERTIBLE PREFERRED STOCKS		65,691
Nonconvertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Slide, Inc. Series D (a)(h)	6,861,467	8,508
TOTAL PREFERRED STOCKS (Cost $118,998)		74,199
Nonconvertible Bonds - 0.1%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Ford Motor Co.:
6.375% 2/1/29	$ 3,995	2,936
6.625% 10/1/28	8,510	6,383
7.45% 7/16/31	12,765	11,281
		20,600
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Ford Holdings LLC 9.3% 3/1/30	$ 36,585	$ 33,658
TOTAL NONCONVERTIBLE BONDS (Cost $24,502)		54,258
Floating Rate Loans - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Ford Motor Co. term loan 3.2871% 12/15/13 (f) (Cost $31,102)	35,077	32,534
Money Market Funds - 5.2%
	Shares
Fidelity Cash Central Fund, 0.16% (g)	2,805,286,254	2,805,286
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(g)	549,248,427	549,248
TOTAL MONEY MARKET FUNDS (Cost $3,354,534)		3,354,534
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $49,423,940)		64,669,561
NET OTHER ASSETS - (1.1)%		(695,891)
NET ASSETS - 100%		$ 63,973,670
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $78,048,000 or 0.1% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $94,029,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Digg, Inc. Series C, 8.00%	9/23/08	$ 4,317
MannKind Corp. warrants 8/3/10	8/3/05	$ 8
Metro Bank PLC Class A	12/8/09	$ 13,307
Ning, Inc. Series D 8.00%	3/19/08	$ 28,751
Slide, Inc. Series D	1/14/08	$ 31,308
superDimension Ltd.	2/27/08 - 5/22/08	$ 14,960
The Weinstein Co. Holdings, LLC Class A-1	10/19/05	$ 41,234
Trion World Network, Inc. 8.00%	8/22/08	$ 21,691
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 16,568
Fidelity Securities Lending Cash Central Fund	16,646
Total	$ 33,214
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AeroVironment, Inc.	$ 32,478	$ 49,226	$ 50,048	$ -	$ -
Amphenol Corp. Class A	223,614	37,744	57,211	561	407,853
AsiaInfo Holdings, Inc.	-	47,447	-	-	82,360
Birchcliff Energy Ltd.	19,257	21,373	-	-	84,025
Concur Technologies, Inc.	90,527	5,280	71,612	-	-
Constant Contact, Inc.	17,152	3,513	-	-	23,641
Discovery Communications, Inc.	69,840	131,231	-	-	335,683
Energy Conversion Devices, Inc.	72,211	1,298	48,244	-	-
FLIR Systems, Inc.	297,262	11,195	104,064	-	-
Franco-Nevada Corp.	131,383	52,094	30,242	1,811	222,316
Genoptix, Inc.	35,524	-	28,636	-	-
ICU Medical, Inc.	-	49,404	36,866	-	-
Ivanhoe Mines Ltd.	53,776	26,912	11,180	-	339,689
J. Crew Group, Inc.	76,063	3,333	-	-	282,965
Jacobs Engineering Group, Inc.	298,433	92,559	240,267	-	-
MannKind Corp.	26,331	3,354	5,618	-	66,708
McAfee, Inc.	247,564	138,551	16,368	-	411,783
Medivation, Inc.	24,497	36,591	5,448	-	119,736
Metro Bank PLC Class A	-	13,307	-	-	13,200
Mettler-Toledo International, Inc.	168,581	56,195	37,733	-	316,051
Neutral Tandem, Inc.	-	60,142	59,102	-	-
Noble Energy, Inc.	481,290	210,016	4,751	8,785	956,758
Northern Oil & Gas, Inc.	-	35,448	-	-	44,836
P.F. Chang's China Bistro, Inc.	-	32,855	37,668	-	-
Petroplus Holdings AG	80,124	33,645	47,744	1,837	-
Quality Systems, Inc.	70,825	19,276	5,160	2,293	123,381
Red Back Mining, Inc.	137,858	37,936	66,994	-	209,441
Royal Gold, Inc.	54,954	53,902	89,932	201	-
SmartHeat, Inc.	-	36,658	-	-	46,779
Sohu.com, Inc.	114,317	48,760	109,445	-	-
Strayer Education, Inc.	137,366	71,414	95,774	1,564	-
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Susser Holdings Corp.	$ 19,162	$ -	$ 9,328	$ -	$ -
Targacept, Inc.	-	18,641	-	-	31,733
Tim Hortons, Inc.	304,929	15,553	-	3,716	339,156
TreeHouse Foods, Inc.	85,000	1,457	-	-	122,751
Vivus, Inc.	22,128	2,423	24,978	-	-
Warnaco Group, Inc.	42,314	8,698	70,413	-	-
Total	$ 3,434,760	$ 1,467,431	$ 1,364,826	$ 20,768	$ 4,580,845
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,751,144	$ 9,242,957	$ 492,724	$ 15,463
Consumer Staples	5,293,005	5,032,348	260,657	-
Energy	4,814,429	4,781,857	32,572	-
Financials	7,908,308	7,572,278	299,125	36,905
Health Care	8,275,121	7,874,358	383,543	17,220
Industrials	1,953,557	1,867,289	86,268	-
Information Technology	19,357,263	18,491,485	841,012	24,766
Materials	3,502,470	3,408,626	93,844	-
Telecommunication Services	319,731	252,249	58,974	8,508
Utilities	53,207	53,207	-	-
Corporate Bonds	54,258	-	54,258	-
Floating Rate Loans	32,534	-	32,534	-
Money Market Funds	3,354,534	3,354,534	-	-
Total Investments in Securities:	$ 64,669,561	$ 61,931,188	$ 2,635,511	$ 102,862
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 327,739
Total Realized Gain (Loss)	(99,781)
Total Unrealized Gain (Loss)	(31,026)
Cost of Purchases	13,719
Proceeds of Sales	(72,219)
Amortization/Accretion	-
Transfers in/out of Level 3	(35,570)
Ending Balance	$ 102,862
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2009	$ (10,111)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	77.7%
Canada	5.8%
China	2.6%
United Kingdom	2.1%
Ireland	1.5%
Switzerland	1.1%
Netherlands Antilles	1.0%
Others (individually less than 1%)	8.2%
100.0%
Income Tax Information
At December 31, 2009, the fund had a capital loss carryforward of approximately $5,732,817,000 of which $2,830,501,000 and $2,902,316,000 will expire on December 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2009

Assets
Investment in securities, at value (including securities loaned of $531,860) - See accompanying schedule: Unaffiliated issuers (cost $42,650,689)	$ 56,734,182
Fidelity Central Funds (cost $3,354,534)	3,354,534
Other affiliated issuers (cost $3,418,717)	4,580,845
Total Investments (cost $49,423,940)		$ 64,669,561
Cash		2,845
Receivable for investments sold		13,129
Receivable for fund shares sold		187,974
Dividends receivable		41,823
Interest receivable		1,902
Distributions receivable from Fidelity Central Funds		1,572
Prepaid expenses		261
Other receivables		2,666
Total assets		64,921,733

Liabilities
Payable for investments purchased
Regular delivery	$ 226,973
Delayed delivery	13,200
Payable for fund shares redeemed	107,284
Accrued management fee	40,013
Other affiliated payables	9,420
Other payables and accrued expenses	1,925
Collateral on securities loaned, at value	549,248
Total liabilities		948,063

Net Assets		$ 63,973,670
Net Assets consist of:
Paid in capital		$ 55,286,657
Undistributed net investment income		5,435
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,564,153)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		15,245,731
Net Assets		$ 63,973,670
Contrafund: Net Asset Value, offering price and redemption price per share ($57,224,798 ÷ 981,908 shares)		$ 58.28

Class K: Net Asset Value, offering price and redemption price per share ($6,748,872 ÷ 115,855 shares)		$ 58.25

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2009

Investment Income
Dividends (including $20,768 earned from other affiliated issuers)		$ 615,513
Interest		3,749
Income from Fidelity Central Funds		33,214
Total income		652,476

Expenses
Management fee Basic fee	$ 298,405
Performance adjustment	117,515
Transfer agent fees	109,244
Accounting and security lending fees	2,686
Custodian fees and expenses	2,383
Independent trustees' compensation	370
Appreciation in deferred trustee compensation account	1
Registration fees	507
Audit	291
Legal	269
Miscellaneous	1,176
Total expenses before reductions	532,847
Expense reductions	(3,629)	529,218
Net investment income (loss)		123,258
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(258,814)
Other affiliated issuers	(211,219)
Foreign currency transactions	(1,102)
Cap gain distributions from Fidelity Central Funds	46
Total net realized gain (loss)		(471,089)
Change in net unrealized appreciation (depreciation) on: Investment securities	14,688,794
Assets and liabilities in foreign currencies	(57)
Total change in net unrealized appreciation (depreciation)		14,688,737
Net gain (loss)		14,217,648
Net increase (decrease) in net assets resulting from operations		$ 14,340,906

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 123,258	$ 252,242
Net realized gain (loss)	(471,089)	(5,913,986)
Change in net unrealized appreciation (depreciation)	14,688,737	(24,064,404)
Net increase (decrease) in net assets resulting from operations	14,340,906	(29,726,148)
Distributions to shareholders from net investment income	(132,704)	(228,923)
Distributions to shareholders from net realized gain	(92,816)	(717,940)
Total distributions	(225,520)	(946,863)
Share transactions - net increase (decrease)	1,408,294	(2,020,966)
Total increase (decrease) in net assets	15,523,680	(32,693,977)

Net Assets
Beginning of period	48,449,990	81,143,967
End of period (including undistributed net investment income of $5,435 and undistributed net investment income of $15,798, respectively)	$ 63,973,670	$ 48,449,990

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Contrafund

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 45.26	$ 73.11	$ 65.21	$ 64.76	$ 56.74
Income from Investment Operations
Net investment income (loss)B	.11	.23	.48	.41	.27
Net realized and unrealized gain (loss)	13.11	(27.22)	12.34	6.92	8.95
Total from investment operations	13.22	(26.99)	12.82	7.33	9.22
Distributions from net investment income	(.11)	(.21)	(.44)	(.39)	(.23)
Distributions from net realized gain	(.09)	(.65)	(4.48)	(6.49)	(.97)
Total distributions	(.20)	(.86)	(4.92)	(6.88)	(1.20)
Net asset value, end of period	$ 58.28	$ 45.26	$ 73.11	$ 65.21	$ 64.76
Total ReturnA	29.23%	(37.16) %	19.78%	11.54%	16.23%
Ratios to Average Net AssetsC,E
Expenses before reductions	1.02%	.95%	.89%	.90%	.91%
Expenses net of fee waivers, if any	1.02%	.95%	.89%	.90%	.91%
Expenses net of all reductions	1.01%	.94%	.89%	.89%	.88%
Net investment income (loss)	.22%	.37%	.68%	.62%	.46%
Supplemental Data
Net assets, end of period (in millions)	$ 57,225	$ 45,149	$ 81,144	$ 68,576	$ 60,143
Portfolio turnover rateD	58%	78%	56%	76%	60%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended December 31,

2009

2008G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.23	$ 68.59
Income from Investment Operations
Net investment income (loss)D	.19	.22
Net realized and unrealized gain (loss)	13.11	(23.30)
Total from investment operations	13.30	(23.08)
Distributions from net investment income	(.20)	(.28)
Distributions from net realized gain	(.09)	-
Total distributions	(.28)I	(.28)
Net asset value, end of period	$ 58.25	$ 45.23
Total ReturnB,C	29.43%	(33.63)%
Ratios to Average Net AssetsE,H
Expenses before reductions	.86%	.82%A
Expenses net of fee waivers, if any	.86%	.82%A
Expenses net of all reductions	.85%	.82%A
Net investment income (loss)	.38%	.75%A
Supplemental Data
Net assets, end of period (in millions)	$ 6,749	$ 3,301
Portfolio turnover rateF	58%	78%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to December 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.281 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Contrafund (the Fund) is a fund of Fidelity Contrafund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Contrafund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Contrafund and Class K to eligible shareholders of Contrafund. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, February 18, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2009, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2009, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 15,672,900
Gross unrealized depreciation	(1,032,100)
Net unrealized appreciation (depreciation)	$ 14,640,800

Tax Cost	$ 50,028,761

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 94,278
Capital loss carryforward	$ (5,732,817)
Net unrealized appreciation (depreciation)	$ 14,640,910

The tax character of distributions paid was as follows:

	December 31, 2009	December 31, 2008
Ordinary Income	$ 225,520	$ 228,923
Long-term Capital Gains	-	717,940
Total	$ 225,520	$ 946,863

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $30,015,866 and $28,570,822, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

the management fee is based on the relative investment performance of the retail class of the Fund, Contrafund, as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .78% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Contrafund. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets
Contrafund	$ 106,283.22
Class K	2,961.06
	$ 109,244

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $312 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $261 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $16,646.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Contrafund's operating expenses. During the period, this reimbursement reduced the class' expenses by $20.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,601 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8.

Annual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2009	2008A
From net investment income
Contrafund	$ 110,638	$ 208,629
Class K	22,066	20,294
Total	$ 132,704	$ 228,923
From net realized gain
Contrafund	$ 83,038	$ 717,940
Class K	9,778	-
Total	$ 92,816	$ 717,940

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to December 31, 2008.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	2009B	2008A	2009B	2008A
Contrafund
Shares sold	185,518	153,230	$ 8,936,796	$ 9,211,642
Conversion to Class K	(28,838)	(71,716)	(1,280,867)	(3,520,561)
Reinvestment of distributions	3,386	15,647	188,452	906,942
Shares redeemed	(175,665)	(209,487)	(8,469,845)	(12,197,066)
Net increase (decrease)	(15,599)	(112,326)	$ (625,464)	$ (5,599,043)
Class K
Shares sold	33,635	3,604	$ 1,711,298	$ 167,149
Conversion from Contrafund	28,843	71,676	1,280,867	3,520,561
Reinvestment of distributions	566	462	31,844	20,294
Shares redeemed	(20,158)	(2,773)	(990,251)	(129,927)
Net increase (decrease)	42,886	72,969	$ 2,033,758	$ 3,578,077

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to December 31, 2008.

B Conversion transactions for Class K and Contrafund are for the period January 1, 2009 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Contrafund and the Shareholders of Fidelity Contrafund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Contrafund (a fund of Fidelity Contrafund) at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Contrafund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 18, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 222 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1984

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2001

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Contrafund voted to pay shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class K	02/08/10	02/05/10	$.01	$.08

Class K designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class K designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Contrafund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Contrafund (retail class), as well as the fund's relative investment performance for Fidelity Contrafund (retail class) measured against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Contrafund (retail class) of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. (Class K of the fund had less than one year of performance as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of Fidelity Contrafund (retail class) of the fund. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Contrafund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Contrafund (retail class) of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also stated that the investment performance of Fidelity Contrafund (retail class) of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Fidelity Contrafund (retail class) through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Contrafund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for the period.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc. Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

CON-K-UANN-0210
1.863186.101

Item 2. Code of Ethics

As of the end of the period, December 31, 2009, Fidelity Contrafund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Advisor New Insights Fund and Fidelity Contrafund (the "Funds"):

Services Billed by PwC

December 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor New Insights Fund	$69,000	$-	$4,100	$8,700
Fidelity Contrafund	$232,000	$-	$4,100	$42,200

December 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor New Insights Fund	$63,000	$-	$3,900	$9,300
Fidelity Contrafund	$237,000	$-	$4,700	$56,300

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	December 31, 2009A	December 31, 2008A
Audit-Related Fees	$2,655,000	$2,530,000B
Tax Fees	$-	$2,000
All Other Fees	$-	$-B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	December 31, 2009 A	December 31, 2008 A,B
PwC	$4,600,000	$3,160,000

A Amounts may reflect rounding.

B Reflects current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 25, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 25, 2010